UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

High Yield Municipal Income Fund

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2018

Eaton Vance

High Yield Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	1.80%	3.72%	6.47%	5.06%
Class A with 4.75% Maximum Sales Charge	—	—	–3.00	–1.18	5.44	4.55
Class B at NAV	08/07/1995	08/07/1995	1.42	2.95	5.69	4.28
Class B with 5% Maximum Sales Charge	—	—	–3.57	–2.05	5.37	4.28
Class C at NAV	06/18/1997	08/07/1995	1.54	2.94	5.70	4.29
Class C with 1% Maximum Sales Charge	—	—	0.54	1.94	5.70	4.29
Class I at NAV	05/09/2007	08/07/1995	2.04	3.98	6.74	5.33
Bloomberg Barclays Municipal Bond Index	—	—	1.18%	0.99%	3.76%	4.41%
Bloomberg Barclays High Yield Long (22+) Municipal Bond Index	—	—	5.63	7.78	8.07	7.19

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.92%	1.67%	1.67%	0.67%
Net			0.78	1.53	1.53	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.97%	3.20%	3.20%	4.22%
Taxable-Equivalent Distribution Rate			6.71	5.41	5.41	7.13
SEC 30-day Yield			2.74	2.13	2.13	3.13
Taxable-Equivalent SEC 30-day Yield			4.63	3.60	3.60	5.28

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						7.20%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.00	$4.70	0.94%
Class B	$1,000.00	$1,014.20	$8.44	1.69%
Class C	$1,000.00	$1,015.40	$8.45	1.69%
Class I	$1,000.00	$1,020.40	$3.46	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71	0.94%
Class B	$1,000.00	$1,016.40	$8.45	1.69%
Class C	$1,000.00	$1,016.40	$8.45	1.69%
Class I	$1,000.00	$1,021.40	$3.46	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 100.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.1%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$3,750	$3,788,774
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	8,045	8,128,185
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	567	170,156
		$12,087,115

Education — 5.0%
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	$200	$223,064
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	267,322
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	439,700
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(2)	750	792,915
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,133,184
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,207,049
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,331,080
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	10,309,000
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/48	5,000	5,636,800
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,463,343
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	568,055
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,128,970
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,123,800
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,119,950
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,092,770
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,084,090
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,081,010
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,132,740
University of California, 5.00%, 5/15/38(3)	10,000	11,202,300
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,870,973
		$56,208,115

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 3.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,104,038
Arkansas River Power Authority, CO, 5.00%, 10/1/31	1,500	1,700,580
Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,696,455
Arkansas River Power Authority, CO, 5.00%, 10/1/38	2,825	3,143,745
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	10,000	9,975,100
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	758,908
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,625,250
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,591,866
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	223,364
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,775	10,956,113
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	320	329,792
		$42,105,211

Escrowed / Prerefunded — 3.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,224,255
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,377,913
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	748,958
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,208,415
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	7,032,270
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	3,335	3,605,835
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,343,744
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,584,000
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	162,383
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	211,097
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,221,784
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,822,926

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$150	$154,065
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(3)	10,000	10,861,800
		$35,559,445

General Obligations — 6.8%
California, 5.00%, 12/1/31	$5,000	$5,681,550
California, 5.00%, 9/1/32	14,255	16,104,871
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	784,343
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	870,795
Chicago Board of Education, IL, 5.00%, 12/1/21	790	822,619
Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,681,529
Dallas, TX, 5.00%, 2/15/34	1,500	1,683,465
Illinois, 5.00%, 11/1/30	7,200	7,643,952
Illinois, 5.00%, 5/1/33	9,480	10,088,711
Illinois, 5.00%, 5/1/35	3,500	3,643,255
Illinois, 5.00%, 5/1/39	8,165	8,615,626
Illinois, 5.25%, 7/1/30	2,800	2,959,768
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	6,480	6,524,129
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,421,430
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,499,860
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,317,523
		$77,343,426

Health Care – Miscellaneous — 0.0%(4)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$300	$299,508
		$299,508

Hospital — 12.0%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,409,022
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	269,413
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	588,891
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	534,205

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	$1,000	$1,078,720
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,086,950
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,151,860
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,410,299
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,642,740
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,634,715
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,736,296
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,834,242
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,499,100
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,000	5,007,200
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,441,200
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	2,000	2,271,820
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	752,160
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,110,009
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	2,860	3,130,013
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	3,967,895
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	800	885,696
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,258,820
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,924,351
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	3,050	3,130,123
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	2,000	2,096,280
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	7,500	8,538,225
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,000	3,319,410

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	$1,000	$1,117,890
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,000	1,113,860
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	3,900	4,331,535
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,107,450
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(2)	2,300	2,494,787
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	3,190	3,240,944
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,000	2,032,760
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,142,219
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	6,045	6,835,323
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,800,125
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,139,449
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,238,198
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,364,037
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	7,730,310
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/43	3,000	3,272,280
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,835,265
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,742,200
		$136,248,287

Housing — 1.8%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(2)	$4,000	$4,122,160
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	797,655
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,321,275
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	506,988
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,200,540

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	$3,500	$3,770,935
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/37	1,500	1,646,850
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	878,216
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,084,090
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	860	761,100
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	2,000	1,770,000
		$20,859,809

Industrial Development Revenue — 10.2%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$1,180	$1,307,947
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,028,329
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(2)	7,175	7,251,342
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	1,250	1,299,025
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,018,888
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,947,586
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,735,560
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	1,810	1,818,380
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(2)	8,875	8,877,929
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	4,745	4,783,102
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,028,760
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,286,662
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,558,830
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	1,285	1,292,504

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	$8,285	$9,014,577
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,840,850
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	860,852
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,455,520
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,484,309
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	920	1,133,109
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	5,500	5,036,075
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,000	1,023,460
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,747,631
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,186,550
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	1,340	1,352,542
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,506,769
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	475,157
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	1,440	1,464,379
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	2,260	2,595,700
		$116,412,324

Insured – General Obligations — 1.9%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$489,077
Atlantic City, NJ, (BAM), 5.00%, 3/1/32	650	728,877
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,375,250
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	561,060
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,113,460
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,594,350
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,443,795
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,314,095
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,516,712

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	$2,810	$3,029,096
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	2,415	2,526,670
		$21,692,442

Insured – Other Revenue — 2.2%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,420,104
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,731,366
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,769,000
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	1,986,040
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,216,392
		$25,122,902

Insured – Special Tax Revenue — 2.3%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$400	$304,720
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	1,970	1,429,196
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	18,406,880
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,575	2,516,702
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,030	2,959,280
		$25,616,778

Insured – Transportation — 4.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,661,415
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	719,660
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,513,034
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,786,750
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,545,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,859,552
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,791,288
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,978,298
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,039,360

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	$10,000	$11,957,200
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,288,759
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,787,776
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,291,288
		$50,220,180

Insured – Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,502,358
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,583,197
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,843,338
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,457,313
		$7,386,206

Lease Revenue / Certificates of Participation — 1.3%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$12,281,572
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	1,028,765
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,689,467
		$14,999,804

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$640	$650,323
		$650,323

Other Revenue — 5.0%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$567,390
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	565,370
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	677,676
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	560,040
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	146,645
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,849,485

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	$8,950	$2,777,543
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	672,464
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	892,675
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,125,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	230	252,080
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	285	316,786
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	490	540,323
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(2)	1,260	1,291,928
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)	10,000	11,177,700
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(2)	7,156	6,538,081
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	15,105	17,961,053
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,012,799
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	6,325	6,333,982
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	716,366
		$56,975,386

Senior Living / Life Care — 10.9%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,396,899
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,455,943
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,473,080
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,366,662
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/38	225	242,660
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/43	310	333,231
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	455,222
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,344,350
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	820,575

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(2)	$1,000	$1,043,160
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	1,250	1,384,150
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	750	750,158
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	575	615,066
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	134,291
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	456,434
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	734,792
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	579,091
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	528,797
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,787,462
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,034,810
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,040,470
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,100,790
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,782,750
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(2)	1,000	1,077,630
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(2)	1,280	1,368,205
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	2,410	2,559,034
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	1,085	1,085,445
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,560	2,560,154
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	514,590
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	786,960
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,550,655
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,217,701
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,635,400

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	$1,770	$1,890,130
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	606,025
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,069,010
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	3,500	3,714,445
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/42	3,000	3,172,890
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,377,905
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,867,524
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(5)	3,475	1,841,750
North Miami, FL, (Imperial Club), 7.625%, 1/1/41(5)	7,315	3,876,950
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	85,726
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,360,182
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,885,375
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(2)	770	807,784
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,378,120
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	1,325	1,324,722
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,125,134
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,717,869
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	481,397
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,478,946
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(2)	2,850	3,118,270
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,296,124
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,297,368
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,126,502
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	554,290
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(2)	1,500	1,566,675

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(2)	$1,250	$1,295,387
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(2)	4,000	4,384,360
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(2)	4,815	5,261,254
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/31(2)	1,910	2,014,534
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/36(2)	1,000	1,042,410
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,548,909
		$123,784,584

Special Tax Revenue — 5.0%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,798,140
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,909	4,908,558
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 4.00%, 9/1/49	1,500	1,513,380
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,155,020
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	667,290
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,690	4,885,245
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,705,166
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	485	485,281
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,265	1,264,975
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/29	2,630	1,827,850
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	11,185,200
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,266,875
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,595	2,595,104
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,620,675
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,077,710
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	484,695

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
South Village Community Development District, FL, 3.50%, 5/1/32	$805	$795,436
South Village Community Development District, FL, 3.625%, 5/1/35	500	492,260
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	1,003,160
South Village Community Development District, FL, 4.875%, 5/1/35	500	506,240
South Village Community Development District, FL, 5.00%, 5/1/38	100	101,468
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,183	1,182,429
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	860	789,162
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(5)	3,650	365,000
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,420	3,351,942
		$57,028,271

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$5,480	$5,519,346
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/25	2,500	2,851,925
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/26	1,770	2,035,164
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,756,904
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,883,425
		$18,046,764

Transportation — 18.9%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,224,720
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	2,500	2,818,400
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,207,602
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	616,076
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,599,295
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,449,480
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,782,625
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,530,600

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	$2,500	$2,566,750
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,806,846
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,365,929
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	559,245
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,656,615
Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	1,900	2,063,552
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,749,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,255	5,592,739
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,805,840
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,100,260
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,419,773
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,310,560
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)	15,000	16,695,750
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,638,775
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	716,321
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	294,215
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	629,246
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	1,400	1,547,896
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	503,330
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	595	356,393
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,925	2,820,498
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,291,429
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,518,000
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,451,450
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,191,400
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,656,960

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/36	$2,000	$2,226,900
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,803,743
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	518,866
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,717,250
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(3)	10,000	11,062,600
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,857,615
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	231,979
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	12,548,946
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	10,000	10,340,600
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	5,000	5,757,850
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,625	2,898,709
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,901,700
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,291,922
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,472,232
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	3,998,962
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	4,834,729
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,627,106
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,419,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,336,056
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,736,775
		$215,121,710

Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,444,195
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,648,529
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,090,753

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$1,905	$2,089,442
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,050,504
		$25,323,423

Total Tax-Exempt Municipal Securities — 100.2% (identified cost $1,096,610,364)		$1,139,092,013

Taxable Municipal Securities — 5.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$103	$30,960
		$30,960

General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,050,947
Chicago, IL, 7.75%, 1/1/42	12,430	13,547,582
		$20,598,529

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,391,325
		$13,391,325

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$580	$578,329
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,511,187
		$8,089,516

Senior Living / Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$4,440	$4,269,992
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	235	233,473
		$4,503,465

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.4%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,115,822
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,655,324
		$3,771,146

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(6)	$7,375	$8,155,496
		$8,155,496

Total Taxable Municipal Securities — 5.2% (identified cost $55,133,207)		$58,540,437

Corporate Bonds & Notes — 0.7%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.7%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,077,356
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,425	4,425,000

Total Corporate Bonds & Notes — 0.7% (identified cost $8,590,000)		$8,502,356

Total Investments — 106.1% (identified cost $1,160,333,571)		$1,206,134,806

Other Assets, Less Liabilities — (6.1)%		$(69,717,921)

Net Assets — 100.0%		$1,136,416,885

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.3%
New York	13.4%
Illinois	11.8%
Others, representing less than 10% individually	64.6%

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $100,763,096 or 8.9% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Amount is less than 0.05%.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	175	Short	Sep-18	$(20,898,828)	$(40,194)
U.S. Long Treasury Bond	112	Short	Sep-18	(16,012,500)	(88,555)

					$(128,749)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $1,160,333,571)	$1,206,134,806
Cash	13,899,121
Deposits for derivatives collateral — financial futures contracts	441,350
Interest receivable	12,525,915
Receivable for investments sold	192,366
Receivable for Fund shares sold	2,576,055
Total assets	$1,235,769,613

Liabilities
Payable for floating rate notes issued	$88,305,641
Payable for investments purchased	5,857,439
Payable for variation margin on open financial futures contracts	2,305
Payable for Fund shares redeemed	3,297,307
Distributions payable	585,959
Payable to affiliates:
Investment adviser fee	418,563
Distribution and service fees	203,792
Interest expense and fees payable	454,989
Accrued expenses	226,733
Total liabilities	$99,352,728
Net Assets	$1,136,416,885

Sources of Net Assets
Paid-in capital	$1,138,838,701
Accumulated undistributed net investment income	2,362,810
Accumulated net realized loss	(50,457,112)
Net unrealized appreciation	45,672,486
Net Assets	$1,136,416,885

Class A Shares
Net Assets	$305,847,521
Shares Outstanding	34,481,092
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.31

Class B Shares
Net Assets	$569,454
Shares Outstanding	64,416
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.84

Class C Shares
Net Assets	$162,131,823
Shares Outstanding	19,751,998
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.21

Class I Shares
Net Assets	$667,868,087
Shares Outstanding	75,232,165
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Interest	$27,306,556
Total investment income	$27,306,556

Expenses
Investment adviser fee	$2,469,352
Distribution and service fees
Class A	396,085
Class B	3,800
Class C	826,902
Trustees’ fees and expenses	24,622
Custodian fee	132,471
Transfer and dividend disbursing agent fees	203,176
Legal and accounting services	57,126
Printing and postage	24,233
Registration fees	54,214
Interest expense and fees	917,703
Miscellaneous	56,289
Total expenses	$5,165,973

Net investment income	$22,140,583

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$821,478
Financial futures contracts	1,796,116
Net realized gain	$2,617,594
Change in unrealized appreciation (depreciation) —
Investments	$(2,814,915)
Financial futures contracts	(1,242,363)
Net change in unrealized appreciation (depreciation)	$(4,057,278)

Net realized and unrealized loss	$(1,439,684)

Net increase in net assets from operations	$20,700,899

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$22,140,583	$44,185,391
Net realized gain	2,617,594	1,288,060
Net change in unrealized appreciation (depreciation)	(4,057,278)	26,472,455
Net increase in net assets from operations	$20,700,899	$71,945,906
Distributions to shareholders —
From net investment income
Class A	$(6,085,974)	$(13,120,204)
Class B	(11,759)	(54,454)
Class C	(2,554,056)	(5,587,965)
Class I	(13,461,491)	(25,365,278)
Total distributions to shareholders	$(22,113,280)	$(44,127,901)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,897,466	$69,348,266
Class B	166	9,922
Class C	4,923,893	16,481,193
Class I	118,995,031	310,466,266
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,199,768	11,396,337
Class B	9,356	44,910
Class C	2,117,766	4,503,189
Class I	11,341,039	21,224,854
Cost of shares redeemed
Class A	(71,950,664)	(119,798,317)
Class B	(75,475)	(357,064)
Class C	(18,579,106)	(43,607,197)
Class I	(143,939,945)	(206,907,648)
Net asset value of shares exchanged
Class A	427,665	1,054,094
Class B	(427,665)	(1,054,094)
Net increase (decrease) in net assets from Fund share transactions	$(64,060,705)	$62,804,711

Net increase (decrease) in net assets	$(65,473,086)	$90,622,716

Net Assets
At beginning of period	$1,201,889,971	$1,111,267,255
At end of period	$1,136,416,885	$1,201,889,971

Accumulated undistributed net investment income included in net assets
At end of period	$2,362,810	$2,335,507

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Financial Highlights

	Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$8.880		$8.650	$8.970	$9.020	$8.070	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.337	$0.345	$0.367	$0.378	$0.432
Net realized and unrealized gain (loss)	(0.011)		0.229	(0.315)	(0.053)	0.960	(0.766)

Total income (loss) from operations	$0.158		$0.566	$0.030	$0.314	$1.338	$(0.334)

Less Distributions
From net investment income	$(0.168)		$(0.336)	$(0.350)	$(0.364)	$(0.388)	$(0.426)

Total distributions	$(0.168)		$(0.336)	$(0.350)	$(0.364)	$(0.388)	$(0.426)

Net asset value — End of period	$8.870		$8.880	$8.650	$8.970	$9.020	$8.070

Total Return(2)	1.80	%(3)	6.63%	0.25%	3.64%	16.92%	(3.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$305,848		$344,822	$374,661	$431,777	$452,135	$325,548
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.78	%(5)	0.78%	0.79%	0.81%	0.83%	0.87%
Interest and fee expense(6)	0.16	%(5)	0.14%	0.10%	0.05%	0.06%	0.10%
Total expenses(4)	0.94	%(5)	0.92%	0.89%	0.86%	0.89%	0.97%
Net investment income	3.85	%(5)	3.81%	3.83%	4.18%	4.41%	5.22%
Portfolio Turnover	8	%(3)	21%	35%	27%	16%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$8.850		$8.620	$8.940	$8.990	$8.040	$8.800

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.272	$0.277	$0.301	$0.318	$0.369
Net realized and unrealized gain (loss)	(0.011)		0.227	(0.316)	(0.054)	0.955	(0.766)

Total income (loss) from operations	$0.125		$0.499	$(0.039)	$0.247	$1.273	$(0.397)

Less Distributions
From net investment income	$(0.135)		$(0.269)	$(0.281)	$(0.297)	$(0.323)	$(0.363)

Total distributions	$(0.135)		$(0.269)	$(0.281)	$(0.297)	$(0.323)	$(0.363)

Net asset value — End of period	$8.840		$8.850	$8.620	$8.940	$8.990	$8.040

Total Return(2)	1.42	%(3)	5.85%	(0.51)%	2.87%	16.11%	(4.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$569		$1,067	$2,365	$3,298	$5,436	$7,633
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.53	%(5)	1.53%	1.54%	1.56%	1.58%	1.62%
Interest and fee expense(6)	0.16	%(5)	0.14%	0.10%	0.05%	0.06%	0.10%
Total expenses(4)	1.69	%(5)	1.67%	1.64%	1.61%	1.64%	1.72%
Net investment income	3.11	%(5)	3.09%	3.09%	3.43%	3.74%	4.45%
Portfolio Turnover	8	%(3)	21%	35%	27%	16%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$8.210		$8.010	$8.300	$8.340	$7.460	$8.170

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.251	$0.256	$0.279	$0.290	$0.342
Net realized and unrealized gain (loss)	(0.000	)(2)	0.199	(0.285)	(0.043)	0.889	(0.715)

Total income (loss) from operations	$0.125		$0.450	$(0.029)	$0.236	$1.179	$(0.373)

Less Distributions
From net investment income	$(0.125)		$(0.250)	$(0.261)	$(0.276)	$(0.299)	$(0.337)

Total distributions	$(0.125)		$(0.250)	$(0.261)	$(0.276)	$(0.299)	$(0.337)

Net asset value — End of period	$8.210		$8.210	$8.010	$8.300	$8.340	$7.460

Total Return(3)	1.54	%(4)	5.67%	(0.42)%	2.95%	16.08%	(4.55)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,132		$173,844	$191,619	$205,556	$197,655	$129,913
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.53	%(6)	1.53%	1.54%	1.56%	1.58%	1.62%
Interest and fee expense(7)	0.16	%(6)	0.14%	0.10%	0.05%	0.06%	0.10%
Total expenses(5)	1.69	%(6)	1.67%	1.64%	1.61%	1.64%	1.72%
Net investment income	3.10	%(6)	3.06%	3.07%	3.43%	3.65%	4.47%
Portfolio Turnover	8	%(4)	21%	35%	27%	16%	30%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

20	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$8.880		$8.660	$8.980	$9.020	$8.070	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.359	$0.367	$0.388	$0.397	$0.453
Net realized and unrealized gain (loss)	(0.000	)(2)	0.220	(0.314)	(0.041)	0.963	(0.776)

Total income (loss) from operations	$0.179		$0.579	$0.053	$0.347	$1.360	$(0.323)

Less Distributions
From net investment income	$(0.179)		$(0.359)	$(0.373)	$(0.387)	$(0.410)	$(0.447)

Total distributions	$(0.179)		$(0.359)	$(0.373)	$(0.387)	$(0.410)	$(0.447)

Net asset value — End of period	$8.880		$8.880	$8.660	$8.980	$9.020	$8.070

Total Return(3)	2.04	%(4)	6.77%	0.51%	4.02%	17.21%	(3.61)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$667,868		$682,157	$542,623	$466,822	$409,570	$140,885
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.53	%(6)	0.53%	0.54%	0.56%	0.58%	0.62%
Interest and fee expense(7)	0.16	%(6)	0.14%	0.10%	0.05%	0.06%	0.10%
Total expenses(5)	0.69	%(6)	0.67%	0.64%	0.61%	0.64%	0.72%
Net investment income	4.09	%(6)	4.04%	4.06%	4.42%	4.60%	5.48%
Portfolio Turnover	8	%(4)	21%	35%	27%	16%	30%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

21	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2018. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2018, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $88,305,641 and $131,919,907, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2018 was 0.97% to 1.02%. For the six months ended July 31, 2018, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $100,507,514 and 1.84%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2018.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $9,567,013 and deferred capital losses of $43,753,227 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on January 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at January 31, 2018, $9,221,513 are short-term and $34,531,714 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,072,705,310

Gross unrealized appreciation	$61,315,369
Gross unrealized depreciation	(16,320,263)

Net unrealized appreciation	$44,995,106

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2018, the investment adviser fee amounted to $2,469,352 or 0.43% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2018, EVM earned $10,087 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,375 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2018 amounted to $396,085 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2018, the Fund paid or accrued to EVD $2,850 and $620,177 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2018 amounted to $950 and $206,725 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended July 31, 2018, the Fund was informed that EVD received approximately $3,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $97,781,647 and $198,788,237, respectively, for the six months ended July 31, 2018.

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	3,152,437	7,799,186
Issued to shareholders electing to receive payments of distributions in Fund shares	588,416	1,286,789
Redemptions	(8,155,492)	(13,658,655)
Exchange from Class B shares	48,498	118,562

Net decrease	(4,366,141)	(4,454,118)

Class B	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	19	1,110
Issued to shareholders electing to receive payments of distributions in Fund shares	1,063	5,097
Redemptions	(8,572)	(40,889)
Exchange to Class A shares	(48,663)	(118,969)

Net decrease	(56,153)	(153,651)

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	601,925	2,007,988
Issued to shareholders electing to receive payments of distributions in Fund shares	258,909	549,469
Redemptions	(2,272,902)	(5,323,504)

Net decrease	(1,412,068)	(2,766,047)

Class I	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	13,453,287	35,197,411
Issued to shareholders electing to receive payments of distributions in Fund shares	1,281,714	2,392,122
Redemptions	(16,291,757)	(23,455,201)

Net increase (decrease)	(1,556,756)	14,134,332

8 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2018 is included in the Portfolio of Investments. At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures Contracts	$—	$(128,749)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures Contracts	$1,796,116	$(1,242,363)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2018, which is indicative of the volume of this derivative type, was approximately $37,249,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,139,092,013	$—	$1,139,092,013
Taxable Municipal Securities	—	58,540,437	—	58,540,437
Corporate Bonds & Notes	—	8,502,356	—	8,502,356

Total Investments	$—	$1,206,134,806	$—	$1,206,134,806

Liability Description
Futures Contracts	$(128,749)	$—	$—	$(128,749)

Total	$(128,749)	$—	$—	$(128,749)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2018

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.18

Eaton Vance

TABS Municipal Bond Funds

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2018

Eaton Vance

TABS Municipal Bond Funds

Performance and Fund Profile

TABS Short-Term Municipal Bond Fund	2
TABS Intermediate-Term Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2018

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	0.43%	–0.80%	1.15%	2.41%
Class A with 2.25% Maximum Sales Charge	—	—	–1.85	–3.02	0.69	2.17
Class C at NAV	03/27/2009	12/31/1998	0.06	–1.64	0.38	1.70
Class C with 1% Maximum Sales Charge	—	—	–0.94	–2.62	0.38	1.70
Class I at NAV	03/27/2009	12/31/1998	0.55	–0.65	1.40	2.65
Bloomberg Barclays 5 Year Municipal Bond Index	—	—	0.93%	–0.07%	2.02%	3.35%
Bloomberg Barclays Municipal Managed Money 1–7 Year Bond Index	—	—	0.82	–0.36	1.61	2.77

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	–3.10%	0.57%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–1.32	0.73	—
Class C After Taxes on Distributions		03/27/2009	12/31/1998	–2.66	0.28	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–1.32	0.35	—
Class I After Taxes on Distributions		03/27/2009	12/31/1998	–0.75	1.27	—
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.18	1.35	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.90%	1.65%	0.65%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.40%	0.65%	1.65%
SEC 30-day Yield				1.04	0.33	1.32

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2018

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	0.64%	–0.40%	3.15%	4.09%
Class A with 2.25% Maximum Sales Charge	—	—	–1.63	–2.67	2.69	3.81
Class C at NAV	02/01/2010	02/01/2010	0.26	–1.06	2.40	3.33
Class C with 1% Maximum Sales Charge	—	—	–0.73	–2.04	2.40	3.33
Class I at NAV	02/01/2010	02/01/2010	0.76	–0.14	3.41	4.36
Bloomberg Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	1.03%	0.07%	3.16%	3.47%
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	1.02	–0.16	2.85	3.54

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	–2.76%	2.63%	3.70%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.92	2.47	3.35
Class C After Taxes on Distributions		02/01/2010	02/01/2010	–2.09	2.36	3.21
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.80	2.10	2.81
Class I After Taxes on Distributions		02/01/2010	02/01/2010	–0.26	3.35	4.24
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.67	3.11	3.86

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.97%	1.72%	0.72%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.83%	1.08%	2.08%
SEC 30-day Yield – Subsidized				1.37	0.65	1.65
SEC 30-day Yield – Unsubsidized				1.29	0.58	1.57

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays Municipal Managed Money Intermediate 1-17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

For the TABS Short-Term Municipal Bond Fund, performance prior to the inception date of each share class is that of a private investment partnership (the Predecessor Account). Performance shown prior to the inception of the share class is adjusted for any applicable sales charge, but not adjusted for expense differences between the Predecessor Account and each share class. If adjusted for such differences, the performance would be different.

The Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the 1940 Act) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected. Performance presented in the Financial Highlights included in the financial statements is not linked.

After-Tax Returns are not shown for the Ten Year period because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for TABS Intermediate-Term Municipal Bond Fund that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.30	$4.52	0.91%
Class C	$1,000.00	$1,000.60	$8.23	1.66%
Class I	$1,000.00	$1,005.50	$3.28	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.56	0.91%
Class C	$1,000.00	$1,016.60	$8.30	1.66%
Class I	$1,000.00	$1,021.50	$3.31	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.40	$4.48	**	0.90%
Class C	$1,000.00	$1,002.60	$8.19	**	1.65%
Class I	$1,000.00	$1,007.60	$3.24	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class C	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 95.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/22	$3,000	$3,406,650
Massachusetts Clean Water Trust, (Green Bonds), 5.00%, 2/1/25	1,240	1,455,698
New York State Environmental Facilities Corp., (New York City Municipal Finance Water Authority), 5.00%, 6/15/27	1,500	1,726,470
		$6,588,818

Education — 1.8%
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	$400	$454,796
University of North Carolina at Chapel Hill, 1.802%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	1,500	1,511,160
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	2,975	3,129,730
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	471,851
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	553,473
		$6,121,010

Electric Utilities — 2.1%
Southern California Public Power Authority, 5.00%, 7/1/20	$5,005	$5,020,816
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,093,110
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,092,520
		$7,206,446

Escrowed / Prerefunded — 4.1%
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	$500	$518,945
Forney Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/18, 4.00%, 8/15/20	150	150,152
Forney Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/18, 4.50%, 8/15/24	500	500,595
Karnes City Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/18, 3.50%, 8/15/22	485	485,403
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	1,935	610,357
Minnesota, Escrowed to Maturity, 4.00%, 8/1/19	55	56,339
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	1,165	1,182,673
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	2,160	2,192,767
North Penn School District, PA, Prerefunded to 9/1/18, 5.00%, 3/1/21	3,010	3,019,150

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 5/15/20, 5.00%, 11/15/22	$5,000	$5,298,950
		$14,015,331

General Obligations — 49.6%
Austin, TX, 5.00%, 9/1/23	$2,500	$2,854,075
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	2,000	2,022,400
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,290,931
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,372,400
Beverly Hills Unified School District, CA, (Election of 2008), 5.00%, 8/1/26	200	242,166
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/25	6,295	7,026,479
Brown County, WI, 4.00%, 11/1/21	620	650,597
California, 2.163%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	7,500	7,567,275
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	142,752
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	250	221,308
College Station, TX, 5.00%, 2/15/24	1,000	1,076,650
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,627,280
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	149,296
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	110,000
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	42,571
Fairfax County, VA, 4.00%, 4/1/23	500	518,110
Florida Board of Education, 5.00%, 6/1/22	2,300	2,434,044
Frisco, TX, 4.00%, 2/15/19	155	157,128
Georgia, 5.00%, 7/1/25	5,000	5,900,300
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	518,080
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	10,548,892
Hawaii, 5.00%, 1/1/24	2,000	2,298,620
Houston Independent School District, TX, 2.20% to 6/1/20 (Put Date), 6/1/39	2,000	2,012,160
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	485,048
Katy Independent School District, TX, (PSF Guaranteed), 1.938%, (67% of 1 mo. USD LIBOR + 0.55%), 8/15/19 (Put Date), 8/15/36(1)	6,810	6,818,853
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,472,379
Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,889,600
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	642,369
Loudoun County, VA, 5.00%, 12/1/23	5,000	5,760,200

6	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Maine School Administrative District No. 28, 5.00%, 5/1/24	$1,260	$1,447,979
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	244,253
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	286,089
Maryland, 4.00%, 6/1/27	5,000	5,441,250
Maryland, 5.00%, 3/1/19	5,465	5,578,945
Massachusetts, 5.00%, 12/1/24	5,000	5,839,050
Minnesota, 4.00%, 8/1/19	2,945	3,018,772
Minnesota, 5.00%, 8/1/18	90	90,000
Minnesota, 5.00%, 8/1/23	5,000	5,709,950
Montgomery County, MD, 5.00%, 11/1/26	5,000	5,816,000
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,816,550
Montgomery County, PA, 5.00%, 8/15/23	2,085	2,382,154
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	850,056
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	788,391
New Hanover County, NC, 5.00%, 12/1/18	430	435,237
New York, 5.00%, 8/1/24	5,000	5,782,550
New York, 5.00%, 2/15/27	2,000	2,416,340
Ohio, 5.00%, 3/15/27	5,000	5,713,400
Ohio, 5.00%, 6/15/27	2,500	2,805,825
Peralta Community College District, CA, 5.00%, 8/1/23	140	160,741
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	5,824,750
San Diego Community College District, CA, 0.00%, 8/1/18	285	285,000
Schaumburg, IL, 4.00%, 12/1/25	1,150	1,226,694
Seattle, WA, 5.00%, 6/1/26	5,000	5,865,950
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	100	106,662
Suffolk, VA, 4.00%, 8/1/18	500	500,000
Tennessee, 3.00%, 10/1/26	1,000	1,012,140
Texas, (Texas Water Development Board), 5.00%, 8/1/23(2)	1,500	1,637,145
Texas, (Texas Water Development Board), 5.00%, 8/1/24(2)	1,100	1,198,560
Utah, 5.00%, 7/1/22	5,000	5,597,950
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,574,142
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	645,716
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	782,446
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,635,234
Washington, 5.00%, 2/1/24	3,390	3,901,687
West Chester Area School District, PA, 4.00%, 5/15/28	1,845	1,986,991
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	358,929
		$171,615,491

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.7%
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	$445	$471,406
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	749,372
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,101,900
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,728,819
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.44%, (SIFMA + 0.50%), 1/26/23 (Put Date), 7/1/38(1)	2,500	2,516,075
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00% to 1/25/24 (Put Date), 7/1/38	5,000	5,699,700
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,068,365
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/24 (Put Date), 5/15/57	4,000	4,534,800
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,697,204
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,198,219
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,776,398
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	412,996
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,199,020
		$37,154,274

Housing — 0.1%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$265	$269,799
		$269,799

Insured – Escrowed / Prerefunded — 0.3%
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	$1,060	$1,069,752
		$1,069,752

Insured – General Obligations — 0.2%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$107,857
Washington, (NPFG), 0.00%, 6/1/21	620	586,043
		$693,900

7	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 3.6%
California Public Works Board, 5.00%, 10/1/25	$7,500	$8,922,900
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,489,406
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	646,344
Volusia County School Board, FL, 5.00%, 8/1/21	325	354,019
		$12,412,669

Other Revenue — 3.5%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.006%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,525,805
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,872,325
Washington Convention and Sports Authority, D.C., 5.00%, 10/1/23	1,000	1,135,420
Washington Convention and Sports Authority, D.C., 5.00%, 10/1/24	1,250	1,439,012
		$11,972,562

Special Tax Revenue — 5.5%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.39%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	$1,000	$1,000,730
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	8,800	10,140,768
New York Urban Development Corp., Personal Income Tax Revenue, Series 2017A, 5.00%, 3/15/24	5,000	5,761,800
Reno, NV, Sales Tax Revenue, 5.00%, 6/1/25	750	858,427
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,186,813
		$18,948,538

Transportation — 5.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.186%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$10,000	$10,085,000
North Texas Tollway Authority, 1.61%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	2,500	2,502,725
Wisconsin, Transportation Revenue, 5.00%, 7/1/27	5,000	6,015,300
		$18,603,025

Water and Sewer — 6.4%
California Department of Water Resources, (Central Valley Project), 1.16%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(1)	$4,000	$4,006,480
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/23	5,000	5,716,250
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,048,430

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25(2)	$500	$564,710
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,066,696
Oklahoma City Water Utilities Trust, OK, 4.00%, 7/1/25	1,000	1,083,390
Riverside, CA, Water System Revenue, 1.57%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	1,935	1,935,000
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48(2)	2,500	2,499,375
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	181,022
Washington Suburban Sanitary District, MD, 4.00%, 6/1/25	3,720	4,142,443
		$22,243,796

Total Tax-Exempt Municipal Securities — 95.2% (identified cost $326,455,913)		$328,915,411

Taxable Municipal Securities — 3.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%
New York Environmental Facilities Corp., NY, 2.42%, 1/15/23	$530	$512,955
		$512,955

Education — 0.1%
Virginia Public School Authority, 4.167%, 8/1/18	$225	$225,000
		$225,000

8	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.6%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 1.85%, 5/1/23	$2,000	$1,877,740
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25	7,500	7,197,975
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	1,500	1,502,670
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	957,502
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	600,708
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	451,746
		$12,588,341

Total Taxable Municipal Securities — 3.8% (identified cost $13,760,339)		$13,326,296

Total Investments — 99.0% (identified cost $340,216,252)		$342,241,707

Other Assets, Less Liabilities — 1.0%		$3,397,047

Net Assets — 100.0%		$345,638,754

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.4%
Texas	12.4%
New York	11.6%
Others, representing less than 10% individually	58.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 0.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 0.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
USD	–	United States Dollar

9	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,287,346
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.16%, (SIFMA + 0.22%), 12/1/20(1)	5,000	5,000,000
		$6,287,346

Education — 2.6%
Connecticut Health and Educational Facilities Authority, (Yale University), 1.65% to 2/3/20 (Put Date), 7/1/29	$5,000	$5,002,950
Connecticut Health and Educational Facilities Authority, (Yale University), 2.05% to 7/12/21 (Put Date), 7/1/35	5,000	5,022,800
Nevada System of Higher Education, 5.00%, 7/1/23	500	567,355
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	644,132
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,383,996
		$12,621,233

Electric Utilities — 5.6%
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/26	$3,000	$3,577,860
M-S-R Public Power Agency, CA, 4.00%, 7/1/20	5,500	5,764,825
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,067,400
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,511,415
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,666,942
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	895,155
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,700,110
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,376,800
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	3,895,961
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,713,061
		$27,169,529

Escrowed / Prerefunded — 4.4%
Florida Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/25	$900	$937,602
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	577,875
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	5,000	1,577,150
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/26	545	593,957

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.25%, 7/1/29	$1,000	$1,034,180
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/28	3,500	3,866,345
Metropolitan Transportation Authority, NY, Prerefunded to 5/15/23, 5.00%, 11/15/32	1,000	1,142,140
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	505	531,119
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,685	1,734,455
North Carolina, Grant Anticipation Revenue, Prerefunded to 3/1/19, 5.25%, 3/1/20	1,350	1,380,253
North Olmsted City School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/32	1,000	1,149,310
Southern California Public Power Authority, (Southern Transmission Project), Prerefunded to 1/1/19, 5.00%, 7/1/23	900	914,175
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	524,919
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,063,840
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,208,293
		$21,235,613

General Obligations — 38.7%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$5,889,000
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	5,843,950
Anchorage, AK, 5.00%, 9/1/28	1,835	2,130,967
Arkansas, 5.00%, 10/1/23	5,000	5,729,700
Arlington County, VA, 4.00%, 8/1/27	2,000	2,164,560
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/35	5,000	5,798,850
California, 2.163%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	6,500	6,558,305
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	1,917,130
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,543,650
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,152,460
Dallas County, TX, 5.00%, 8/15/29	5,200	6,075,108
Decatur, IL, 5.00%, 3/1/23	1,030	1,134,205
Douglas County, NE, 3.75%, 12/15/27	1,000	1,046,390
Dublin, OH, 4.00%, 12/1/28	750	820,695
Duncanville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	5,645	6,472,726
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,081,535

10	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Florida Board of Education, 5.00%, 6/1/25	$9,500	$10,310,350
Georgia, 5.00%, 7/1/23	5,000	5,703,650
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	802,220
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,492,298
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,314,419
Greensboro, NC, 5.00%, 2/1/28	1,790	2,123,960
Hawaii, 5.00%, 1/1/27	2,000	2,383,920
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,052,880
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	1,295	1,526,119
Homewood, AL, 5.00%, 9/1/32	1,190	1,372,546
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,084,370
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,000	2,300,500
King County, WA, 5.00%, 1/1/26	5,000	5,549,950
Lakeland, FL, 5.00%, 10/1/31	1,860	2,110,747
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,258,197
Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,883,056
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	889,000
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	6,000	4,083,960
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,048,801
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	893,280
Macomb County, MI, 4.00%, 5/1/24	1,000	1,091,570
Massachusetts, 4.00%, 4/1/33	7,835	8,080,627
Massachusetts, 5.00%, 5/1/29	13,180	14,790,201
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,816,550
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,797,264
Neshaminy School District, PA, 4.00%, 11/1/26	850	913,172
New York, 5.00%, 2/15/20	1,210	1,275,013
New York, 5.00%, 2/15/24	3,000	3,474,540
New York, 5.00%, 2/15/26	5,685	6,784,820
North Charleston Sewer District, SC, 4.00%, 1/1/23	610	641,110
Pennsylvania, 4.00%, 6/1/30	2,500	2,598,950
Roaring Fork School District No. RE-1, CO, 5.00%, 12/15/30	6,000	6,968,640
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,500,749
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,442,556
South Texas Community College District, 5.00%, 8/15/23	1,560	1,774,313

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Tennessee, 5.00%, 9/1/29	$1,800	$2,077,596
Texas, 5.00%, 4/1/21	3,000	3,248,520
Ventura County, CA, 2.50%, 7/1/19	5,350	5,399,487
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,363,879
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,127,890
		$187,710,901

Hospital — 11.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$764,134
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	821,985
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,149,030
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/35	7,565	8,776,383
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	2,991,649
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,525,480
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/31	2,500	2,736,375
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/34	6,020	6,546,028
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,622,414
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	905,768
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	905	980,930
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,091,100
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/39	8,745	9,526,978
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	240,983
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	861,414
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	2,055	2,296,257
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,133,370
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	594,006
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	682,434

11	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	$1,500	$1,602,375
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,100,940
		$53,950,033

Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$504,020
		$504,020

Insured – Escrowed / Prerefunded — 0.4%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,062,700
		$2,062,700

Insured – General Obligations — 2.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$1,920,742
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,186,398
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,634,250
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/30	8,960	6,282,752
		$14,024,142

Insured – Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,553,162
		$1,553,162

Insured – Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$1,920	$2,065,824
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	80	85,978
		$2,151,802

Lease Revenue / Certificates of Participation — 1.5%
Cincinnati City School District, OH, 5.00%, 12/15/29	$1,505	$1,699,687
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	827,362
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,615,818

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Orange County School Board, FL, 5.00%, 8/1/18	$500	$500,000
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,141,230
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,688,355
		$7,472,452

Other Revenue — 5.4%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.664%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	$2,500	$2,504,125
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,098,260
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,872,325
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,288,900
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48(2)	10,000	10,628,200
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 5/1/23 (Put Date), 5/1/48	3,450	3,664,279
		$26,056,089

Senior Living / Life Care — 0.5%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.815%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,517,300
		$2,517,300

Special Tax Revenue — 3.9%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	$2,000	$2,227,980
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,579,417
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/23	5,000	5,653,900
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/25	5,000	5,820,050
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,378,672
		$18,660,019

Transportation — 11.3%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$5,784,550
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,112,790
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,110,330
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,342,987
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,950	4,565,133
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,718,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,604,475

12	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	$4,000	$4,506,160
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,072,300
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,902,817
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,159,320
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,129,910
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	1,999,307
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,116,158
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,380,220
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,219,285
Maryland Department of Transportation, 4.00%, 2/1/29	5,000	5,312,750
Missouri Highways and Transportation Commission, 5.00%, 5/1/25	5,000	5,775,150
Texas Transportation Commission, 4.00% to 10/1/21 (Put Date), 4/1/26	2,000	2,121,360
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,634,900
		$54,567,972

Water and Sewer — 6.6%
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$4,556,306
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,144,410
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,511,245
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30(2)	600	698,832
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	516,196
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,750	3,926,138
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series BB, 5.00%, 6/15/30	1,000	1,059,500
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,223,690
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/30	5,000	5,818,100
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,284,891
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,135,760
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,246,091
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,979,600
		$32,100,759

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $458,826,086)		$470,645,072

Taxable Municipal Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$501,800
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	632,081

Total Taxable Municipal Securities — 0.2% (identified cost $1,121,301)		$1,133,881

Total Investments — 97.3% (identified cost $459,947,387)		$471,778,953

Other Assets, Less Liabilities — 2.7%		$12,965,288

Net Assets — 100.0%		$484,744,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.4%
New York	10.8%
Others, representing less than 10% individually	74.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
FGIC	–	Financial Guaranty Insurance Company
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Statements of Assets and Liabilities (Unaudited)

	July 31, 2018
Assets	Short-Term Municipal Bond Fund	Intermediate- Term Municipal Bond Fund
Investments —
Identified cost	$340,216,252	$459,947,387
Unrealized appreciation	2,025,455	11,831,566
Investments, at value	$342,241,707	$471,778,953
Cash	$8,101,333	$21,147,436
Interest receivable	3,462,623	4,143,821
Receivable for investments sold	450,000	663,848
Receivable for Fund shares sold	127,300	766,989
Receivable from affiliate	—	30,270
Total assets	$354,382,963	$498,531,317

Liabilities
Payable for investments purchased	$1,736,143	$—
Payable for when-issued securities	5,898,493	11,967,808
Payable for Fund shares redeemed	677,276	918,541
Distributions payable	100,022	482,869
Payable to affiliates:
Investment adviser and administration fee	162,705	247,585
Distribution and service fees	65,490	32,694
Accrued expenses	104,080	137,579
Total liabilities	$8,744,209	$13,787,076
Net Assets	$345,638,754	$484,744,241

Sources of Net Assets
Paid-in capital	$344,918,927	$477,077,693
Accumulated distributions in excess of net investment income	(54,967)	(5,314)
Accumulated net realized loss	(1,250,661)	(4,159,704)
Net unrealized appreciation	2,025,455	11,831,566
Net Assets	$345,638,754	$484,744,241

Class A Shares
Net Assets	$130,001,037	$44,228,691
Shares Outstanding	12,662,452	3,648,139
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$12.12
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.51	$12.40

Class C Shares
Net Assets	$43,711,200	$27,098,571
Shares Outstanding	4,267,443	2,235,919
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.24	$12.12

Class I Shares
Net Assets	$171,926,517	$413,416,979
Shares Outstanding	16,742,352	34,068,188
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$12.13

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Funds’ prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2018
Investment Income	Short-Term Municipal Bond Fund	Intermediate- Term Municipal Bond Fund
Interest	$4,253,123	$6,823,060
Total investment income	$4,253,123	$6,823,060

Expenses
Investment adviser and administration fee	$987,248	$1,435,665
Distribution and service fees
Class A	172,280	56,644
Class C	234,505	139,324
Trustees’ fees and expenses	7,836	10,737
Custodian fee	47,974	61,647
Transfer and dividend disbursing agent fees	53,708	123,538
Legal and accounting services	28,276	23,418
Printing and postage	9,221	15,114
Registration fees	28,879	43,831
Miscellaneous	11,904	13,152
Total expenses	$1,581,831	$1,923,070
Deduct —
Allocation of expenses to affiliate	$—	$171,797
Total expense reductions	$—	$171,797

Net expenses	$1,581,831	$1,751,273

Net investment income	$2,671,292	$5,071,787

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(937,329)	$(752,780)
Net realized loss	$(937,329)	$(752,780)
Change in unrealized appreciation (depreciation) —
Investments	$(273,675)	$(884,356)
Net change in unrealized appreciation (depreciation)	$(273,675)	$(884,356)

Net realized and unrealized loss	$(1,211,004)	$(1,637,136)

Net increase in net assets from operations	$1,460,288	$3,434,651

15	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Statements of Changes in Net Assets

	Six Months Ended July 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate- Term Municipal Bond Fund
From operations —
Net investment income	$2,671,292	$5,071,787
Net realized loss	(937,329)	(752,780)
Net change in unrealized appreciation (depreciation)	(273,675)	(884,356)
Net increase in net assets from operations	$1,460,288	$3,434,651
Distributions to shareholders —
From net investment income
Class A	$(1,004,809)	$(441,739)
Class C	(166,306)	(167,048)
Class I	(1,487,838)	(4,453,855)
Total distributions to shareholders	$(2,658,953)	$(5,062,642)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,226,946	$1,615,558
Class C	867,551	688,451
Class I	25,174,969	59,944,630
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	865,828	274,153
Class C	142,768	75,577
Class I	1,065,613	1,761,144
Cost of shares redeemed
Class A	(24,257,342)	(5,988,223)
Class C	(9,211,884)	(2,785,512)
Class I	(32,923,932)	(60,364,800)
Net decrease in net assets from Fund share transactions	$(34,049,483)	$(4,779,022)

Net decrease in net assets	$(35,248,148)	$(6,407,013)

Net Assets
At beginning of period	$380,886,902	$491,151,254
At end of period	$345,638,754	$484,744,241

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(54,967)	$(5,314)

16	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2018
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate- Term Municipal Bond Fund
From operations —
Net investment income	$6,055,207	$9,885,561
Net realized gain	3,134,086	1,152,175
Net change in unrealized appreciation (depreciation)	(5,344,574)	2,803,279
Net increase in net assets from operations	$3,844,719	$13,841,015
Distributions to shareholders —
From net investment income
Class A	$(2,406,880)	$(971,189)
Class C	(393,374)	(343,304)
Class I	(3,241,194)	(8,541,231)
Total distributions to shareholders	$(6,041,448)	$(9,855,724)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,676,979	$9,674,400
Class C	2,380,499	4,198,322
Class I	64,582,264	144,938,675
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,090,543	621,483
Class C	336,998	164,127
Class I	2,431,631	3,342,186
Cost of shares redeemed
Class A	(73,141,699)	(19,519,307)
Class C	(20,020,992)	(10,376,045)
Class I	(91,037,112)	(173,002,474)
Net decrease in net assets from Fund share transactions	$(90,700,889)	$(39,958,633)

Net decrease in net assets	$(92,897,618)	$(35,973,342)

Net Assets
At beginning of year	$473,784,520	$527,124,596
At end of year	$380,886,902	$491,151,254

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(67,306)	$(14,459)

17	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016		2015		2014
Net asset value — Beginning of period	$10.300		$10.370	$10.690	$10.740		$10.580		$10.660

Income (Loss) From Operations
Net investment income	$0.078		$0.149	$0.130	$0.134		$0.122		$0.081
Net realized and unrealized gain (loss)	(0.034)		(0.074)	(0.254)	0.011	(1)	0.173		(0.069)

Total income (loss) from operations	$0.044		$0.075	$(0.124)	$0.145		$0.295		$0.012

Less Distributions
From net investment income	$(0.074)		$(0.145)	$(0.128)	$(0.133)		$(0.119)		$(0.077)
From net realized gain	—		—	(0.068)	(0.062)		(0.016)		(0.015)

Total distributions	$(0.074)		$(0.145)	$(0.196)	$(0.195)		$(0.135)		$(0.092)

Net asset value — End of period	$10.270		$10.300	$10.370	$10.690		$10.740		$10.580

Total Return(2)	0.43	%(3)	0.71%	(1.18)%	1.38%		2.80%		0.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,001		$149,651	$199,916	$227,242		$243,950		$331,625
Ratios (as a percentage of average daily net assets):
Expenses	0.91	%(4)	0.90%	0.90%	0.89	%(5)	0.90	%(5)	0.90	%(5)
Net investment income	1.47	%(4)	1.39%	1.21%	1.26%		1.12%		0.72%
Portfolio Turnover	21	%(3)	54%	63%	47%		33%		82%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

18	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016		2015		2014
Net asset value — Beginning of period	$10.270		$10.340	$10.660	$10.720		$10.560		$10.640

Income (Loss) From Operations
Net investment income (loss)	$0.036	(1)	$0.067 (1)	$0.049 (1)	$0.054	(1)	$0.040	(1)	$(0.017)
Net realized and unrealized gain (loss)	(0.030)		(0.071)	(0.253)	0.001	(2)	0.175		(0.048)

Total income (loss) from operations	$0.006		$(0.004)	$(0.204)	$0.055		$0.215		$(0.065)

Less Distributions
From net investment income	$(0.036)		$(0.066)	$(0.048)	$(0.053)		$(0.039)		$(0.000	)(3)
From net realized gain	—		—	(0.068)	(0.062)		(0.016)		(0.015)

Total distributions	$(0.036)		$(0.066)	$(0.116)	$(0.115)		$(0.055)		$(0.015)

Net asset value — End of period	$10.240		$10.270	$10.340	$10.660		$10.720		$10.560

Total Return(4)	0.06	%(5)	(0.04)%	(1.92)%	0.53%		2.04%		(0.61)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,711		$52,079	$69,622	$85,043		$106,273		$142,087
Ratios (as a percentage of average daily net assets):
Expenses	1.66	%(6)	1.65%	1.65%	1.65	%(7)	1.65	%(7)	1.65	%(7)
Net investment income (loss)	0.72	%(6)	0.64%	0.46%	0.51%		0.37%		(0.03)%
Portfolio Turnover	21	%(5)	54%	63%	47%		33%		82%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

19	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016		2015		2014
Net asset value — Beginning of period	$10.300		$10.370	$10.690	$10.750		$10.590		$10.660

Income (Loss) From Operations
Net investment income	$0.088		$0.172	$0.156	$0.161		$0.145		$0.107
Net realized and unrealized gain (loss)	(0.031)		(0.071)	(0.253)	0.001	(1)	0.177		(0.059)

Total income (loss) from operations	$0.057		$0.101	$(0.097)	$0.162		$0.322		$0.048

Less Distributions
From net investment income	$(0.087)		$(0.171)	$(0.155)	$(0.160)		$(0.146)		$(0.103)
From net realized gain	—		—	(0.068)	(0.062)		(0.016)		(0.015)

Total distributions	$(0.087)		$(0.171)	$(0.223)	$(0.222)		$(0.162)		$(0.118)

Net asset value — End of period	$10.270		$10.300	$10.370	$10.690		$10.750		$10.590

Total Return(2)	0.55	%(3)	0.96%	(0.93)%	1.54%		3.06%		0.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,927		$179,156	$204,247	$217,956		$242,029		$227,375
Ratios (as a percentage of average daily net assets):
Expenses	0.66	%(4)	0.65%	0.65%	0.64	%(5)	0.65	%(5)	0.65	%(5)
Net investment income	1.71	%(4)	1.64%	1.46%	1.51%		1.37%		0.97%
Portfolio Turnover	21	%(3)	54%	63%	47%		33%		82%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

20	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016		2015		2014
Net asset value — Beginning of period	$12.160		$12.070	$12.430	$12.320		$11.600		$11.840

Income (Loss) From Operations
Net investment income	$0.117		$0.227	$0.197	$0.199		$0.191		$0.141
Net realized and unrealized gain (loss)	(0.040)		0.090	(0.353)	0.110		0.720		(0.197)

Total income (loss) from operations	$0.077		$0.317	$(0.156)	$0.309		$0.911		$(0.056)

Less Distributions
From net investment income	$(0.117)		$(0.227)	$(0.196)	$(0.199)		$(0.191)		$(0.141)
From net realized gain	—		—	(0.008)	—		—		(0.043)

Total distributions	$(0.117)		$(0.227)	$(0.204)	$(0.199)		$(0.191)		$(0.184)

Net asset value — End of period	$12.120		$12.160	$12.070	$12.430		$12.320		$11.600

Total Return(1)(2)	0.64	%(3)	2.62%	(1.29)%	2.57%		7.91%		(0.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,229		$48,494	$57,262	$61,227		$58,616		$68,873
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.90	%(4)	0.90%	0.90%	0.90	%(5)	0.92	%(5)	0.95	%(5)
Net investment income	1.96	%(4)	1.85%	1.57%	1.65%		1.60%		1.16%
Portfolio Turnover	49	%(3)	62%	68%	62%		77%		145%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.07%, 0.07%, 0.09%, 0.08% and 0.05% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

21	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016		2015		2014
Net asset value — Beginning of period	$12.160		$12.060	$12.430	$12.310		$11.600		$11.830

Income (Loss) From Operations
Net investment income	$0.071		$0.134	$0.101	$0.109		$0.102		$0.051
Net realized and unrealized gain (loss)	(0.039)		0.101	(0.361)	0.120		0.709		(0.184)

Total income (loss) from operations	$0.032		$0.235	$(0.260)	$0.229		$0.811		$(0.133)

Less Distributions
From net investment income	$(0.072)		$(0.135)	$(0.102)	$(0.109)		$(0.101)		$(0.054)
From net realized gain	—		—	(0.008)	—		—		(0.043)

Total distributions	$(0.072)		$(0.135)	$(0.110)	$(0.109)		$(0.101)		$(0.097)

Net asset value — End of period	$12.120		$12.160	$12.060	$12.430		$12.310		$11.600

Total Return(1)(2)	0.26	%(3)	1.94%	(2.11)%	1.88%		7.02%		(1.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,099		$29,221	$34,920	$38,737		$37,435		$34,434
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.65	%(4)	1.65%	1.65%	1.65	%(5)	1.67	%(5)	1.70	%(5)
Net investment income	1.20	%(4)	1.10%	0.82%	0.90%		0.85%		0.40%
Portfolio Turnover	49	%(3)	62%	68%	62%		77%		145%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.07%, 0.07%, 0.09%, 0.08% and 0.05% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

22	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016		2015		2014
Net asset value — Beginning of period	$12.180		$12.080	$12.440	$12.330		$11.610		$11.850

Income (Loss) From Operations
Net investment income	$0.132		$0.258	$0.227	$0.230		$0.221		$0.169
Net realized and unrealized gain (loss)	(0.050)		0.100	(0.352)	0.110		0.720		(0.197)

Total income (loss) from operations	$0.082		$0.358	$(0.125)	$0.340		$0.941		$(0.028)

Less Distributions
From net investment income	$(0.132)		$(0.258)	$(0.227)	$(0.230)		$(0.221)		$(0.169)
From net realized gain	—		—	(0.008)	—		—		(0.043)

Total distributions	$(0.132)		$(0.258)	$(0.235)	$(0.230)		$(0.221)		$(0.212)

Net asset value — End of period	$12.130		$12.180	$12.080	$12.440		$12.330		$11.610

Total Return(1)(2)	0.76	%(3)	2.87%	(1.04)%	2.82%		8.17%		(0.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$413,417		$413,436	$434,942	$347,631		$273,125		$183,648
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.65	%(4)	0.65%	0.65%	0.65	%(5)	0.67	%(5)	0.70	%(5)
Net investment income	2.20	%(4)	2.10%	1.82%	1.90%		1.84%		1.41%
Portfolio Turnover	49	%(3)	62%	68%	62%		77%		145%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.07%, 0.07%, 0.09%, 0.08% and 0.05% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

23	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Eaton Vance TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Deferred capital losses:
Short-term	$335,513	$3,437,455

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$340,181,727	$459,914,578

Gross unrealized appreciation	$2,815,620	$11,918,095
Gross unrealized depreciation	(755,640)	(53,720)

Net unrealized appreciation	$2,059,980	$11,864,375

25

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Up to $500 million	0.55%	0.60%
$500 million up to $1 billion	0.54%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2018, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$987,248	$1,435,665
Effective Annual Rate	0.55%	0.60%

For Intermediate-Term Municipal Bond Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM was allocated $171,797 of Intermediate-Term Municipal Bond Fund’s operating expenses for the six months ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2018 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$2,999	$1,686
EVD’s Class A Sales Charges	$448	$927

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

26

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2018 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$172,280	$56,644

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$175,879	$104,493

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2018 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$58,626	$34,831

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares of Intermediate-Term Municipal Bond Fund may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C	$2,000	$700

27

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2018 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Purchases	$73,460,443	$231,747,074
Sales	$104,953,977	$232,011,467

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	412,262	84,837	2,456,175
Issued to shareholders electing to receive payments of distributions in Fund shares	84,473	13,965	103,965
Redemptions	(2,367,545)	(900,775)	(3,212,126)

Net decrease	(1,870,810)	(801,973)	(651,986)

	Year Ended January 31, 2018
	Class A	Class C	Class I

Sales	2,072,785	228,419	6,190,310
Issued to shareholders electing to receive payments of distributions in Fund shares	200,298	32,369	232,921
Redemptions	(7,020,764)	(1,921,389)	(8,722,242)

Net decrease	(4,747,681)	(1,660,601)	(2,299,011)

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	133,606	56,981	4,951,281
Issued to shareholders electing to receive payments of distributions in Fund shares	22,672	6,252	145,496
Redemptions	(494,812)	(230,391)	(4,985,792)

Net increase (decrease)	(338,534)	(167,158)	110,985

	Year Ended January 31, 2018
	Class A	Class C	Class I

Sales	785,707	340,700	11,786,693
Issued to shareholders electing to receive payments of distributions in Fund shares	50,528	13,353	271,605
Redemptions	(1,595,426)	(846,024)	(14,114,765)

Net decrease	(759,191)	(491,971)	(2,056,467)

28

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$328,915,411	$—	$328,915,411
Taxable Municipal Securities	—	13,326,296	—	13,326,296

Total Investments	$—	$342,241,707	$—	$342,241,707

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$470,645,072	$—	$470,645,072
Taxable Municipal Securities	—	1,133,881	—	1,133,881

Total Investments	$—	$471,778,953	$—	$471,778,953

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance TABS Intermediate-Term Municipal Bond Fund and Eaton Vance TABS Short-Term Municipal Bond Fund (together, with Eaton Vance TABS Intermediate-Term Municipal Bond Fund, the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies and municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

31

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for Eaton Vance TABS Intermediate-Term Municipal Bond Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board’s review also included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for Eaton Vance TABS Short-Term Municipal Bond Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

32

Eaton Vance

TABS Municipal Bond Funds

July 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.18

Eaton Vance

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2018

Eaton Vance

TABS Laddered Municipal Bond Funds

Performance and Fund Profile

TABS 1-to-10 Year Laddered Municipal Bond Fund	2
TABS 10-to-20 Year Laddered Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	0.63%	–0.39%	—	1.69%
Class A with 4.75% Maximum Sales Charge	—	—	–4.17	–5.16	—	0.17
Class C at NAV	05/04/2015	05/04/2015	0.26	–1.13	—	0.93
Class C with 1% Maximum Sales Charge	—	—	–0.74	–2.12	—	0.93
Class I at NAV	05/04/2015	05/04/2015	0.76	–0.14	—	1.98
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	0.99%	0.21%	2.07%	1.58%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.89%	1.64%	0.64%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.37%	0.63%	1.62%
SEC 30-day Yield – Subsidized				1.18	0.50	1.49
SEC 30-day Yield – Unsubsidized				0.92	0.23	1.21

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2018

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	0.89%	1.34%	—	4.05%
Class A with 4.75% Maximum Sales Charge	—	—	–3.94	–3.49	—	2.49
Class C at NAV	05/04/2015	05/04/2015	0.52	0.58	—	3.29
Class C with 1% Maximum Sales Charge	—	—	–0.48	–0.41	—	3.29
Class I at NAV	05/04/2015	05/04/2015	1.11	1.59	—	4.35
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	1.45%	1.57%	4.79%	3.34%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.07%	2.82%	1.82%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.48%	1.72%	2.73%
SEC 30-day Yield – Subsidized				2.16	1.52	2.52
SEC 30-day Yield – Unsubsidized				1.16	0.52	1.52

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Endnotes and Additional Disclosure

[1]

Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective May 1, 2018, TABS 1-to-10 Year Laddered Municipal Bond Fund is managed by James H. Evans, Brian C. Barney, and Christopher J. Harshman.

4

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.30	$3.23	**	0.65%
Class C	$1,000.00	$1,002.60	$6.95	**	1.40%
Class I	$1,000.00	$1,007.60	$1.99	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

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TABS Laddered Municipal Bond Funds

July 31, 2018

Fund Expenses — continued

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.90	$3.24	**	0.65%
Class C	$1,000.00	$1,005.20	$6.96	**	1.40%
Class I	$1,000.00	$1,011.10	$1.99	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.5%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23	$200	$226,112
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	36,407
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	25,589
		$288,108

Education — 9.9%
Connecticut Health and Educational Facilities Authority, (The Hotchkiss School), (SPA: TD Bank, N.A.), 0.90%, 7/1/30(1)	$1,000	$1,000,000
Forest Grove, OR, (Pacific University), 5.00%, 5/1/24	500	560,820
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	50,515
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	104,456
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	282,335
Michigan State University, (SPA: Royal Bank of Canada), 0.91%, 8/15/30(1)	1,000	1,000,000
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	67,664
North Carolina Educational Facilities Finance Agency, (Duke University), 0.90%, 6/1/27(1)	1,000	1,000,000
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	148,178
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	139,226
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	175,980
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	201,684
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	283,765
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	157,661
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	161,339
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	274,695
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	280,455
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	108,739
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	112,220
		$6,109,732

Electric Utilities — 3.2%
M-S-R Public Power Agency, CA, 4.00%, 7/1/20	$500	$524,075
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	191,796

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	$225	$228,829
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	256,005
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	254,625
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	52,354
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	214,752
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	286,885
		$2,009,321

Escrowed / Prerefunded — 1.0%
Karnes City Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/18, 3.50%, 8/15/25	$200	$200,166
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	165	177,415
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	222,954
		$600,535

General Obligations — 28.2%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$250	$274,492
Campton Township, IL, 5.00%, 12/15/19	75	78,366
Campton Township, IL, 5.00%, 12/15/22	200	221,356
Campton Township, IL, 5.00%, 12/15/23	105	118,110
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	91,694
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	261,360
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	56,741
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	57,485
Decatur, IL, 5.00%, 3/1/20	100	104,324
Douglas County, NE, 3.75%, 12/15/27	555	580,746
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/23	50	54,162
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/24	25	27,259
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/25	75	82,227
Elgin, IL, 4.00%, 12/15/18	275	277,662
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	479,420
Grosse Pointe Public School System, MI, 5.00%, 5/1/22	500	550,455
Grosse Pointe Public School System, MI, 5.00%, 5/1/23	500	560,605
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21	165	174,555
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	250	295,875
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	60,436

7	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
King County, WA, 5.00%, 1/1/26	$1,000	$1,109,990
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	35,695
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	85	90,958
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	56,000
Lakeland, FL, 5.00%, 10/1/19	50	51,993
Lakeland, FL, 5.00%, 10/1/21	50	54,656
Lakeland, FL, 5.00%, 10/1/22	100	111,544
Lakeland, FL, 5.00%, 10/1/24	50	57,591
Laredo, TX, 4.00%, 2/15/19	180	182,500
Laredo, TX, 5.00%, 2/15/20	300	315,555
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	500	547,100
Little Rock School District, AR, 3.00%, 2/1/23	100	101,714
Little Rock School District, AR, 3.00%, 2/1/24	250	253,310
Little Rock School District, AR, 3.00%, 2/1/25	250	252,585
Macomb County, MI, 4.00%, 5/1/23	50	54,105
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	280,625
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	48,209
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/18	50	49,977
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/19	50	49,197
Miami-Dade County School District, FL, 5.00%, 3/15/19	150	153,307
Mobile, AL, 5.00%, 2/15/20	500	525,845
New York, NY, 1.59%, (SIFMA + 0.65%), 2/15/19(2)	100	100,201
New York, NY, 1.64%, (SIFMA + 0.70%), 2/15/20(2)	100	100,695
New York, NY, (LOC: TD Bank N.A.), 0.90%, 9/1/27(1)	1,000	1,000,000
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/29	1,000	1,053,690
Novi Community School District, MI, 5.00%, 5/1/19	250	256,510
Novi Community School District, MI, 5.00%, 5/1/20	250	264,315
Novi Community School District, MI, 5.00%, 5/1/21	250	270,502
Palisades School District, PA, 4.00%, 9/1/18	30	30,066
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	51,552
Schaumburg, IL, 4.00%, 12/1/19	40	41,226
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/24	305	336,769
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	132,406
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	126,667

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	$170	$187,114
Somerset County, NJ, 2.00%, 7/15/19	150	150,792
Texas, (Texas Water Development Board), 5.00%, 8/1/25(3)	950	1,032,507
Texas, (Texas Water Development Board), 5.00%, 8/1/26(3)	925	1,002,524
Texas, (Texas Water Development Board), 5.00%, 8/1/27(3)	1,000	1,083,510
Toms River, NJ, 4.00%, 12/1/20	100	105,185
Toms River, NJ, 4.00%, 12/1/21	200	213,488
Toms River, NJ, 4.00%, 12/1/22	325	350,568
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	30,966
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	31,858
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	68,806
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	361,880
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	118,622
Will County, IL, 4.00%, 11/15/19	30	30,893
Winnebago County, IL, 5.00%, 12/30/20	100	106,904
		$17,430,002

Hospital — 6.3%
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	$100	$102,700
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	31,817
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	27,129
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,852
Fairfax County Industrial Development Authority, VA, (Inova Health System), 5.00%, 5/15/26	500	589,085
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,158,300
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/19	250	259,942
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	25,558
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	208,546
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	53,768
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	67,328
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	96,632
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	34,457

8	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	$85	$98,174
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	30,564
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	39,668
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	74,952
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	40,842
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	181,474
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	103,078
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	250,747
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	163,564
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	222,218
		$3,888,395

Housing — 3.4%
New York City Housing Development Corp., NY, 1.40%, 5/1/19	$200	$199,880
New York City Housing Development Corp., NY, 1.55%, 11/1/19	405	404,996
New York City Housing Development Corp., NY, 1.70%, 11/1/20	300	300,063
New York City Housing Development Corp., NY, 1.75%, 5/1/21	135	134,854
New York City Housing Development Corp., NY, 1.80%, 11/1/21	465	464,559
New York City Housing Development Corp., NY, 1.85%, 5/1/22	375	374,321
Virginia Housing Development Authority, 2.40%, 5/1/26	200	199,576
		$2,078,249

Insured – Education — 0.1%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$25,192
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	26,116
		$51,308

Insured – Escrowed / Prerefunded — 0.2%
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	$100	$103,287
		$103,287

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 8.6%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$263,610
Burlington, VT, (BAM), 2.00%, 11/1/19	200	200,760
Burlington, VT, (BAM), 2.00%, 11/1/20	200	200,918
Burlington, VT, (BAM), 5.00%, 11/1/23	100	113,642
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	57,191
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	203,874
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/21	500	533,945
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/22	500	544,585
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/23	375	386,786
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/24	275	282,551
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/26	375	377,070
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	256,465
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	254,580
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	525	531,158
New Britain, CT, (BAM), 5.00%, 3/1/23	45	50,294
New Britain, CT, (BAM), 5.00%, 3/1/24	55	62,334
New Britain, CT, (BAM), 5.00%, 3/1/25	50	57,377
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	118,770
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	95	109,543
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	95	111,022
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,827
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	97,773
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	250	272,497
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	50,066
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	50,687
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	51,137
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,350
		$5,295,812

9	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.0%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$262,368
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	74,944
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	108,760
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	206,557
		$652,629

Insured – Special Tax Revenue — 0.1%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$50	$58,027
		$58,027

Insured – Water and Sewer — 0.3%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,011
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	25,796
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	150,178
		$200,985

Lease Revenue / Certificates of Participation — 3.4%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	$225	$256,032
Highlands County School Board, FL, 5.00%, 3/1/19	150	152,996
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	209,624
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	341,436
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	230,462
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	105,643
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	109,842
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	136,200
South Dakota Building Authority, 5.00%, 6/1/25	85	99,019
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	153,990
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	255,302
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	26,111
		$2,076,657

Other Revenue — 5.6%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$109,719
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	207,818

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	$150	$169,122
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48(3)	1,500	1,594,230
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 5/1/23 (Put Date), 5/1/48	1,000	1,062,110
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	113,321
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	115,206
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	116,679
		$3,488,205

Senior Living / Life Care — 5.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	$50	$51,325
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	52,225
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	55,519
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	175	191,163
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	275,065
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	200	221,360
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/27	200	222,146
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	67,631
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	68,177
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	920,677
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	54,143
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	111,780
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	58,106
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	111,572
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	28,384
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	50,569

10	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/26	$50	$55,938
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	165,927
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	53,462
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/19	100	100,743
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/20	100	102,125
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,032
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	101,777
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	51,689
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	25,824
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	51,298
		$3,278,657

Special Tax Revenue — 9.3%
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	$200	$202,314
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	218,896
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	198,289
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	26,523
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	52,659
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	30,568
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	71,377
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	37,903
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	112,514
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	285,200
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, (LOC: Sumitomo Mitsui Banking Co.), 0.55%, 4/1/36(1)	1,205	1,205,000
Thornton Development Authority, CO, 2.00%, 12/1/19	200	200,890
Thornton Development Authority, CO, 3.00%, 12/1/21	125	128,314
Thornton Development Authority, CO, 3.00%, 12/1/22	100	102,701
Thornton Development Authority, CO, 4.00%, 12/1/18	245	247,007
Thornton Development Authority, CO, 4.00%, 12/1/20	100	104,437

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Thornton Development Authority, CO, 5.00%, 12/1/23	$150	$169,080
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,029,560
Troup County Public Facilities Authority, GA, 4.00%, 5/1/22	1,000	1,071,460
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	105,027
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	54,578
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	66,700
		$5,720,997

Transportation — 3.8%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	$45	$47,078
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	53,615
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	28,923
E-470 Public Highway Authority, CO, 5.375%, 9/1/26	1,250	1,336,325
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	113,780
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	54,354
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	289,830
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	105,043
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	110,497
North Texas Tollway Authority, 5.00%, 1/1/26	200	227,228
		$2,366,673

Water and Sewer — 4.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$64,002
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	573,715
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	185,866
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	582,610
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/21	50	54,432
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	78,007
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	387,947
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/25	100	116,230
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	106,936

11	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	$130	$141,870
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	185	200,743
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	237,365
Washington Suburban Sanitary District, MD, 5.00%, 6/1/21	250	272,482
		$3,002,205

Total Tax-Exempt Investments — 95.1% (identified cost $58,686,958)		$58,699,784

Short-Term Investments — 11.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(4)	7,124,063	$7,124,063

Total Short-Term Investments (identified cost $7,124,063)		$7,124,063

Total Investments — 106.6% (identified cost $65,811,021)		$65,823,847

Other Assets, Less Liabilities — (6.6)%		$(4,102,256)

Net Assets — 100.0%		$61,721,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	21.7%
Others, representing less than 10% individually	73.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)	When-issued security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

12	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.0%
Security	Principal Amount (000’s omitted)	Value

Education — 2.4%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$105,039
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	113,874
		$218,913

Electric Utilities — 0.6%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$52,467
		$52,467

General Obligations — 40.3%
Burlington, VT, 5.00%, 11/1/29	$100	$117,142
Burlington, VT, 5.00%, 11/1/30	100	116,758
California, 4.00%, 9/1/32	225	241,870
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	108,903
Colonial School District, PA, 5.00%, 2/15/35	75	85,986
Colonial School District, PA, 5.00%, 2/15/36	100	114,441
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	125	142,881
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	165	187,820
Flower Mound, TX, 4.00%, 3/1/34	100	105,483
Flower Mound, TX, 4.00%, 3/1/35	100	105,207
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	100	118,350
Lakeland, FL, 5.00%, 10/1/29	100	114,134
Lakeland, FL, 5.00%, 10/1/31	100	113,481
Lakewood City School District, OH, 4.00%, 11/1/37	100	104,158
Lakewood City School District, OH, 4.00%, 11/1/38	100	103,997
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	165,542
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	134,105
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	106,255
Redwood City School District, CA, (Election of 2015), 4.00%, 8/1/36	200	213,420
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	208,044
Sugar Land, TX, 4.00%, 2/15/38	350	366,765
Texas, (Texas Transportation Commission), 5.00%, 10/1/33	100	116,877
Williamson County, TX, 4.00%, 2/15/29	150	161,705

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Williamson County, TX, 4.00%, 2/15/30	$100	$107,369
Williamson County, TX, 5.00%, 2/15/28	125	144,715
		$3,605,408

Hospital — 9.5%
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/36	$75	$86,680
Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	150	153,372
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	50	57,039
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	55,476
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/39	100	108,942
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	150	169,638
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	112,203
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	111,740
		$855,090

Industrial Development Revenue — 1.2%
Maricopa County Pollution Control Corp., AZ, (Southern California Edison Co.), 5.00%, 6/1/35	$100	$104,994
		$104,994

Insured – General Obligations — 5.4%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	$100	$106,780
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	100	54,335
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	49,015
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	156,154
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	114,030
		$480,314

Insured – Special Tax Revenue — 2.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$177,144
		$177,144

13	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$160,605
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	174,711
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	57,986
		$393,302

Other Revenue — 3.2%
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	$50	$57,633
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	200	230,126
		$287,759

Senior Living / Life Care — 9.2%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$281,320
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	150	166,815
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	109,886
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	163,468
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	107,097
		$828,586

Special Tax Revenue — 3.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$254,252
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	55,061
		$309,313

Transportation — 9.6%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	$250	$280,020
New Jersey Turnpike Authority, 5.00%, 1/1/31	100	117,100
New Jersey Turnpike Authority, 5.00%, 1/1/32	100	116,473
New Orleans Aviation Board, LA, 5.00%, 1/1/36	125	141,281
New Orleans Aviation Board, LA, 5.00%, 1/1/37	50	56,434
Pennsylvania Turnpike Commission, 4.00%, 12/1/36	150	152,805
		$864,113

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.7%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$56,769
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35	50	58,269
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36	125	145,251
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	69,058
		$329,347

Total Tax-Exempt Investments — 95.0% (identified cost $8,380,572)		$8,506,750

Short-Term Investments — 4.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(1)	389,085	$389,085

Total Short-Term Investments (identified cost $389,057)		$389,085

Total Investments — 99.4% (identified cost $8,769,629)		$8,895,835

Other Assets, Less Liabilities — 0.6%		$57,395

Net Assets — 100.0%		$8,953,230

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.4%
California	14.8%
Others, representing less than 10% individually	64.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 6.2% of total investments.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
PSF	–	Permanent School Fund

14	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Statements of Assets and Liabilities (Unaudited)

	July 31, 2018
Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Unaffiliated investments, at value (identified cost, $58,686,958 and $8,380,572, respectively)	$58,699,784	$8,506,750
Affiliated investment, at value (identified cost, $7,124,063 and $389,057, respectively)	7,124,063	389,085
Interest receivable	507,911	92,694
Dividends receivable from affiliated investment	10,110	605
Receivable for Fund shares sold	329,920	587
Receivable from affiliate	13,467	7,422
Total assets	$66,685,255	$8,997,143

Liabilities
Payable for when-issued securities	$4,713,024	$—
Payable for Fund shares redeemed	170,424	707
Distributions payable	863	—
Payable to affiliates:
Investment adviser and administration fee	16,108	2,430
Distribution and service fees	6,303	396
Accrued expenses	56,942	40,380
Total liabilities	$4,963,664	$43,913
Net Assets	$61,721,591	$8,953,230

Sources of Net Assets
Paid-in capital	$62,126,280	$8,799,003
Accumulated undistributed (distributions in excess of) net investment income	(499)	2,349
Accumulated net realized gain (loss)	(417,016)	25,672
Net unrealized appreciation	12,826	126,206
Net Assets	$61,721,591	$8,953,230

Class A Shares
Net Assets	$16,365,381	$361,361
Shares Outstanding	1,611,223	34,433
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.16	$10.49
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.67	$11.01

Class C Shares
Net Assets	$3,642,091	$377,910
Shares Outstanding	358,647	35,978
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.16	$10.50

Class I Shares
Net Assets	$41,714,119	$8,213,959
Shares Outstanding	4,102,575	782,389
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.17	$10.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2018
Investment Income	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Interest	$594,503	$138,985
Dividends from affiliated investment	56,156	3,612
Total investment income	$650,659	$142,597

Expenses
Investment adviser and administration fee	$98,244	$14,217
Distribution and service fees
Class A	18,762	412
Class C	18,381	1,871
Trustees’ fees and expenses	1,514	440
Custodian fee	16,744	9,204
Transfer and dividend disbursing agent fees	5,064	1,564
Legal and accounting services	20,928	17,507
Printing and postage	5,195	2,573
Registration fees	34,277	20,983
Miscellaneous	6,059	5,415
Total expenses	$225,168	$74,186
Deduct —
Allocation of expenses to affiliate	$65,219	$54,133
Total expense reductions	$65,219	$54,133

Net expenses	$159,949	$20,053

Net investment income	$490,710	$122,544

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(360,629)	$(7,482)
Investment transactions — affiliated investment	739	75
Net realized loss	$(359,890)	$(7,407)
Change in unrealized appreciation (depreciation) —
Investments	$286,343	$(23,131)
Investments — affiliated investment	(206)	(17)
Net change in unrealized appreciation (depreciation)	$286,137	$(23,148)

Net realized and unrealized loss	$(73,753)	$(30,555)

Net increase in net assets from operations	$416,957	$91,989

16	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Statements of Changes in Net Assets

	Six Months Ended July 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
From operations —
Net investment income	$490,710	$122,544
Net realized loss	(359,890)	(7,407)
Net change in unrealized appreciation (depreciation)	286,137	(23,148)
Net increase in net assets from operations	$416,957	$91,989
Distributions to shareholders —
From net investment income
Class A	$(110,621)	$(4,201)
Class C	(13,262)	(3,386)
Class I	(366,648)	(114,957)
Total distributions to shareholders	$(490,531)	$(122,544)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,972,513	$78,621
Class C	425,291	—
Class I	8,393,301	32,664
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	105,733	4,201
Class C	13,262	3,386
Class I	366,142	114,843
Cost of shares redeemed
Class A	(4,564,958)	(56,380)
Class C	(431,667)	(4,344)
Class I	(9,105,600)	(263,258)
Net decrease in net assets from Fund share transactions	$(825,983)	$(90,267)

Net decrease in net assets	$(899,557)	$(120,822)

Net Assets
At beginning of period	$62,621,148	$9,074,052
At end of period	$61,721,591	$8,953,230

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(499)	$2,349

17	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2018
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
From operations —
Net investment income	$765,150	$219,905
Net realized gain (loss)	(56,090)	34,290
Net change in unrealized appreciation (depreciation)	44,755	149,265
Net increase in net assets from operations	$753,815	$403,460
Distributions to shareholders —
From net investment income
Class A	$(112,233)	$(10,003)
Class C	(17,652)	(6,500)
Class I	(635,003)	(203,421)
Total distributions to shareholders	$(764,888)	$(219,924)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,204,984	$98,309
Class C	1,812,341	181,074
Class I	15,601,136	1,946,982
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	104,229	10,003
Class C	17,652	6,500
Class I	634,090	203,421
Cost of shares redeemed
Class A	(1,301,887)	(358,312)
Class C	(863,649)	(202,440)
Class I	(13,343,325)	(419,810)
Net increase in net assets from Fund share transactions	$15,865,571	$1,465,727

Net increase in net assets	$15,854,498	$1,649,263

Net Assets
At beginning of year	$46,766,650	$7,424,789
At end of year	$62,621,148	$9,074,052

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(678)	$2,349

18	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Financial Highlights

	1-to-10 Year Laddered Fund — Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$10.170		$10.120	$10.340	$10.000

Income (Loss) From Operations
Net investment income	$0.074		$0.129	$0.120	$0.070
Net realized and unrealized gain (loss)	(0.010)		0.050	(0.220)	0.340

Total income (loss) from operations	$0.064		$0.179	$(0.100)	$0.410

Less Distributions
From net investment income	$(0.074)		$(0.129)	$(0.120)	$(0.070)

Total distributions	$(0.074)		$(0.129)	$(0.120)	$(0.070)

Net asset value — End of period	$10.160		$10.170	$10.120	$10.340

Total Return(2)(3)	0.63	%(4)	1.76%	(0.99)%	4.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,365		$16,877	$5,031	$1,838
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.65	%(5)	0.65%	0.65%	0.65	%(5)
Net investment income	1.48	%(5)	1.25%	1.14%	0.89	%(5)
Portfolio Turnover	49	%(4)	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$10.170		$10.120	$10.340	$10.000

Income (Loss) From Operations
Net investment income	$0.036		$0.052	$0.041	$0.015
Net realized and unrealized gain (loss)	(0.010)		0.050	(0.220)	0.340

Total income (loss) from operations	$0.026		$0.102	$(0.179)	$0.355

Less Distributions
From net investment income	$(0.036)		$(0.052)	$(0.041)	$(0.015)

Total distributions	$(0.036)		$(0.052)	$(0.041)	$(0.015)

Net asset value — End of period	$10.160		$10.170	$10.120	$10.340

Total Return(2)(3)	0.26	%(4)	1.00%	(1.73)%	3.55	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,642		$3,638	$2,665	$27
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.40	%(5)	1.40%	1.40%	1.40	%(5)
Net investment income	0.72	%(5)	0.50%	0.34%	0.19	%(5)
Portfolio Turnover	49	%(4)	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$10.180		$10.130	$10.350	$10.000

Income (Loss) From Operations
Net investment income	$0.087		$0.156	$0.146	$0.090
Net realized and unrealized gain (loss)	(0.010)		0.050	(0.220)	0.350

Total income (loss) from operations	$0.077		$0.206	$(0.074)	$0.440

Less Distributions
From net investment income	$(0.087)		$(0.156)	$(0.146)	$(0.090)

Total distributions	$(0.087)		$(0.156)	$(0.146)	$(0.090)

Net asset value — End of period	$10.170		$10.180	$10.130	$10.350

Total Return(2)(3)	0.76	%(4)	2.03%	(0.74)%	4.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,714		$42,106	$39,070	$27,456
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.40	%(5)	0.40%	0.40%	0.40	%(5)
Net investment income	1.72	%(5)	1.51%	1.40%	1.14	%(5)
Portfolio Turnover	49	%(4)	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$10.530		$10.260	$10.610	$10.000

Income (Loss) From Operations
Net investment income	$0.133		$0.255	$0.255	$0.192
Net realized and unrealized gain (loss)	(0.040)		0.270	(0.336)	0.610

Total income (loss) from operations	$0.093		$0.525	$(0.081)	$0.802

Less Distributions
From net investment income	$(0.133)		$(0.255)	$(0.254)	$(0.192)
From net realized gain	—		—	(0.015)	—

Total distributions	$(0.133)		$(0.255)	$(0.269)	$(0.192)

Net asset value — End of period	$10.490		$10.530	$10.260	$10.610

Total Return(2)(3)	0.89	%(4)	5.14%	(0.82)%	8.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$361		$336	$574	$345
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.65	%(5)	0.65%	0.65%	0.65	%(5)
Net investment income	2.54	%(5)	2.44%	2.35%	2.28	%(5)
Portfolio Turnover	9	%(4)	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.22%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$10.540		$10.270	$10.620	$10.000

Income (Loss) From Operations
Net investment income	$0.094		$0.176	$0.174	$0.134
Net realized and unrealized gain (loss)	(0.040)		0.270	(0.335)	0.619

Total income (loss) from operations	$0.054		$0.446	$(0.161)	$0.753

Less Distributions
From net investment income	$(0.094)		$(0.176)	$(0.174)	$(0.133)
From net realized gain	—		—	(0.015)	—

Total distributions	$(0.094)		$(0.176)	$(0.189)	$(0.133)

Net asset value — End of period	$10.500		$10.540	$10.270	$10.620

Total Return(2)(3)	0.52	%(4)	4.35%	(1.56)%	7.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$378		$380	$385	$192
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.40	%(5)	1.40%	1.40%	1.40	%(5)
Net investment income	1.81	%(5)	1.66%	1.59%	1.59	%(5)
Portfolio Turnover	9	%(4)	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.22%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

23	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$10.530		$10.270	$10.610	$10.000

Income (Loss) From Operations
Net investment income	$0.146		$0.281	$0.281	$0.217
Net realized and unrealized gain (loss)	(0.030)		0.261	(0.325)	0.607

Total income (loss) from operations	$0.116		$0.542	$(0.044)	$0.824

Less Distributions
From net investment income	$(0.146)		$(0.282)	$(0.281)	$(0.214)
From net realized gain	—		—	(0.015)	—

Total distributions	$(0.146)		$(0.282)	$(0.296)	$(0.214)

Net asset value — End of period	$10.500		$10.530	$10.270	$10.610

Total Return(2)(3)	1.11	%(4)	5.30%	(0.47)%	8.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,214		$8,358	$6,465	$5,540
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.40	%(5)	0.40%	0.40%	0.40	%(5)
Net investment income	2.81	%(5)	2.65%	2.61%	2.81	%(5)
Portfolio Turnover	9	%(4)	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.22%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

25

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the 1-to-10 Year Laddered Fund, for federal income tax purposes, had deferred capital losses of $68,876 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $36,039 are short-term and $32,837 are long-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$65,799,408	$8,769,021

Gross unrealized appreciation	$180,047	$181,065
Gross unrealized depreciation	(155,608)	(54,251)

Net unrealized appreciation	$24,439	$126,814

26

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Up to $1 billion	0.32%	0.32%

On average daily net assets of $1 billion or more, the rates are reduced. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended July 31, 2018, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$98,244	$14,217
Effective Annual Rate	0.32%	0.32%

EVM has agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2019. Pursuant to these agreements, EVM was allocated $65,219 and $54,133 of operating expenses of the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2018 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$662	$383
EVD’s Class A Sales Charges	$2,456	$—

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2018 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$18,762	$412

27

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$13,786	$1,403

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2018 amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$4,595	$468

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A	$3,000	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2018 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$28,322,663	$779,069
Sales	$28,618,167	$918,156

28

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	391,666	42,009	827,194
Issued to shareholders electing to receive payments of distributions in Fund shares	10,438	1,310	36,106
Redemptions	(450,822)	(42,570)	(897,759)

Net increase (decrease)	(48,718)	749	(34,459)

	Year Ended January 31, 2018
	Class A	Class C	Class I

Sales	1,279,086	176,932	1,516,813
Issued to shareholders electing to receive payments of distributions in Fund shares	10,162	1,718	61,687
Redemptions	(126,453)	(84,160)	(1,297,360)

Net increase	1,162,795	94,490	281,140

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	7,494	—	3,117
Issued to shareholders electing to receive payments of distributions in Fund shares	401	323	10,950
Redemptions	(5,375)	(414)	(25,236)

Net increase (decrease)	2,520	(91)	(11,169)

	Year Ended January 31, 2018
	Class A	Class C	Class I

Sales	9,223	17,004	183,796
Issued to shareholders electing to receive payments of distributions in Fund shares	949	615	19,236
Redemptions	(34,229)	(19,059)	(39,210)

Net increase (decrease)	(24,057)	(1,440)	163,822

At July 31, 2018, EVM owned 21.1% and 64.1% of the value of the outstanding shares of the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds

29

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,699,784	$—	$58,699,784
Short-Term Investments	—	7,124,063	—	7,124,063

Total Investments	$—	$65,823,847	$—	$65,823,847

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$8,506,750	$—	$8,506,750
Short-Term Investments	—	389,085	—	389,085

Total Investments	$—	$8,895,835	$—	$8,895,835

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (together, the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in the Adviser’s tax-advantaged bond strategies and municipal research groups in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

32

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. In light of each Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

33

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.18

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2018

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	34

Officers and Trustees	37

Important Notices	38

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	0.75%	–0.05%	5.27%	5.87%
Class A with 4.75% Maximum Sales Charge	—	—	–4.00	–4.77	4.26	5.26
Class C at NAV	02/01/2010	02/01/2010	0.38	–0.88	4.47	5.07
Class C with 1% Maximum Sales Charge	—	—	–0.62	–1.86	4.47	5.07
Class I at NAV	02/01/2010	02/01/2010	0.88	0.20	5.52	6.12
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	1.20%	0.31%	3.72%	4.25%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	1.45	1.57	4.79	4.84

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.70%	1.45%	0.45%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.75%	1.00%	2.00%
SEC 30-day Yield – Subsidized				1.71	1.05	2.05
SEC 30-day Yield – Unsubsidized				1.66	1.00	1.99

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.50	$3.24	**	0.65%
Class C	$1,000.00	$1,003.80	$6.96	**	1.40%
Class I	$1,000.00	$1,008.80	$1.99	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $658,652,368)	$659,650,657
Receivable for Fund shares sold	1,296,177
Receivable from affiliate	17,467
Total assets	$660,964,301

Liabilities
Payable for Fund shares redeemed	$1,929,851
Distributions payable	187,207
Payable to affiliates:
Distribution and service fees	64,365
Accrued expenses	107,410
Total liabilities	$2,288,833
Net Assets	$658,675,468

Sources of Net Assets
Paid-in capital	$669,261,784
Accumulated undistributed net investment income	4,239
Accumulated net realized loss	(11,588,844)
Net unrealized appreciation from Portfolio	998,289
Total	$658,675,468

Class A Shares
Net Assets	$94,064,332
Shares Outstanding	7,781,420
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.09
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.69

Class C Shares
Net Assets	$51,393,154
Shares Outstanding	4,253,134
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.08

Class I Shares
Net Assets	$513,217,982
Shares Outstanding	42,484,102
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Interest allocated from Portfolio	$8,204,640
Expenses allocated from Portfolio	(1,149,565)
Total investment income from Portfolio	$7,055,075

Expenses
Distribution and service fees
Class A	$122,682
Class C	266,231
Trustees’ fees and expenses	250
Custodian fee	23,440
Transfer and dividend disbursing agent fees	124,351
Legal and accounting services	15,426
Printing and postage	24,139
Registration fees	61,618
Miscellaneous	7,136
Total expenses	$645,273
Deduct —
Allocation of expenses to affiliate	$94,804
Total expense reductions	$94,804

Net expenses	$550,469

Net investment income	$6,504,606

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(3,948,249)
Net realized loss	$(3,948,249)
Change in unrealized appreciation (depreciation) —
Investments	$2,799,065
Net change in unrealized appreciation (depreciation)	$2,799,065

Net realized and unrealized loss	$(1,149,184)

Net increase in net assets from operations	$5,355,422

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$6,504,606	$10,323,557
Net realized loss	(3,948,249)	(1,604,889)
Net change in unrealized appreciation (depreciation)	2,799,065	7,218,825
Net increase in net assets from operations	$5,355,422	$15,937,493
Distributions to shareholders —
From net investment income
Class A	$(908,710)	$(1,893,427)
Class C	(293,560)	(526,058)
Class I	(5,301,772)	(7,932,977)
Total distributions to shareholders	$(6,504,042)	$(10,352,462)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,892,390	$51,288,825
Class C	2,538,558	18,200,493
Class I	100,886,470	355,261,229
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	817,228	1,721,320
Class C	224,362	399,198
Class I	4,298,425	6,242,212
Cost of shares redeemed
Class A	(20,857,051)	(94,933,889)
Class C	(6,741,559)	(17,298,833)
Class I	(101,326,652)	(138,679,053)
Net increase (decrease) in net assets from Fund share transactions	$(10,267,829)	$182,201,502
Other capital —
Portfolio transaction fee contributed to Portfolio	$(132,040)	$(421,341)
Portfolio transaction fee allocated from Portfolio	130,811	421,040
Net decrease in net assets from other capital	$(1,229)	$(301)

Net increase (decrease) in net assets	$(11,417,678)	$187,786,232

Net Assets
At beginning of period	$670,093,146	$482,306,914
At end of period	$658,675,468	$670,093,146

Accumulated undistributed net investment income included in net assets
At end of period	$4,239	$3,675

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Financial Highlights

	Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017		2016		2015		2014
Net asset value — Beginning of period	$12.110		$11.900	$12.220		$12.080		$10.800		$11.560

Income (Loss) From Operations
Net investment income	$0.111		$0.210	$0.175		$0.240		$0.293		$0.235
Net realized and unrealized gain (loss)	(0.020)		0.210	(0.320)		0.140		1.280		(0.407)

Total income (loss) from operations	$0.091		$0.420	$(0.145)		$0.380		$1.573		$(0.172)

Less Distributions
From net investment income	$(0.111)		$(0.210)	$(0.175)		$(0.240)		$(0.293)		$(0.235)
From net realized gain	—		—	—		—		—		(0.353)

Total distributions	$(0.111)		$(0.210)	$(0.175)		$(0.240)		$(0.293)		$(0.588)

Net asset value — End of period	$12.090		$12.110	$11.900		$12.220		$12.080		$10.800

Total Return(1)(2)	0.75	%(3)	3.53%	(1.21)%		3.23%		14.75%		(1.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,064		$104,397	$144,984		$51,806		$7,909		$5,362
Ratios (as a percentage of average daily net assets):(4)
Expenses(2)	0.65	%(5)	0.65%	0.65%		0.67	%(6)	0.92	%(6)	0.96	%(7)
Net investment income	1.85	%(5)	1.72%	1.41%		1.93%		2.59%		1.89%
Portfolio Turnover of the Portfolio(8)	40	%(3)	35%	30	%(3)	—		—		—
Portfolio Turnover of the Fund	—		—	6	%(3)(9)	41%		122%		280%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.04%, 0.05%, 0.07%, 0.18%, 0.56% and 0.49% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 0.95%.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017		2016		2015		2014
Net asset value — Beginning of period	$12.100		$11.890	$12.210		$12.070		$10.790		$11.550

Income (Loss) From Operations
Net investment income	$0.066		$0.118	$0.082		$0.152		$0.208		$0.152
Net realized and unrealized gain (loss)	(0.020)		0.210	(0.320)		0.138		1.280		(0.406)

Total income (loss) from operations	$0.046		$0.328	$(0.238)		$0.290		$1.488		$(0.254)

Less Distributions
From net investment income	$(0.066)		$(0.118)	$(0.082)		$(0.150)		$(0.208)		$(0.153)
From net realized gain	—		—	—		—		—		(0.353)

Total distributions	$(0.066)		$(0.118)	$(0.082)		$(0.150)		$(0.208)		$(0.506)

Net asset value — End of period	$12.080		$12.100	$11.890		$12.210		$12.070		$10.790

Total Return(1)(2)	0.38	%(3)	2.75%	(1.96)%		2.45%		13.92%		(1.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,393		$55,476	$53,321		$18,594		$2,390		$2,132
Ratios (as a percentage of average daily net assets):(4)
Expenses(2)	1.40	%(5)	1.40%	1.40%		1.42	%(6)	1.67	%(6)	1.71	%(7)
Net investment income	1.10	%(5)	0.96%	0.66%		1.17%		1.85%		1.22%
Portfolio Turnover of the Portfolio(8)	40	%(3)	35%	30	%(3)	—		—		—
Portfolio Turnover of the Fund	—		—	6	%(3)(9)	41%		122%		280%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.04%, 0.05%, 0.07%, 0.18%, 0.56% and 0.49% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 1.70%.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017		2016		2015		2014
Net asset value — Beginning of period	$12.100		$11.890	$12.210		$12.070		$10.790		$11.550

Income (Loss) From Operations
Net investment income	$0.126		$0.240	$0.206		$0.270		$0.322		$0.262
Net realized and unrealized gain (loss)	(0.020)		0.210	(0.320)		0.140		1.280		(0.407)

Total income (loss) from operations	$0.106		$0.450	$(0.114)		$0.410		$1.602		$(0.145)

Less Distributions
From net investment income	$(0.126)		$(0.240)	$(0.206)		$(0.270)		$(0.322)		$(0.262)
From net realized gain	—		—	—		—		—		(0.353)

Total distributions	$(0.126)		$(0.240)	$(0.206)		$(0.270)		$(0.322)		$(0.615)

Net asset value — End of period	$12.080		$12.100	$11.890		$12.210		$12.070		$10.790

Total Return(1)(2)	0.88	%(3)	3.79%	(0.97)%		3.49%		15.05%		(1.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$513,218		$510,220	$284,003		$94,748		$15,344		$9,690
Ratios (as a percentage of average daily net assets):(4)
Expenses(2)	0.40	%(5)	0.40%	0.40%		0.42	%(6)	0.67	%(6)	0.71	%(7)
Net investment income	2.10	%(5)	1.94%	1.66%		2.21%		2.83%		2.41%
Portfolio Turnover of the Portfolio(8)	40	%(3)	35%	30	%(3)	—		—		—
Portfolio Turnover of the Fund	—		—	6	%(3)(9)	41%		122%		280%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.04%, 0.05%, 0.07%, 0.18%, 0.56% and 0.49% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 0.70%.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.9% at July 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $7,556,929 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $7,556,929 are short-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2018, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM was allocated $94,804 of the Fund’s operating expenses for the six months ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2018, EVM earned $2,542 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,608 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2018 amounted to $122,682 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2018, the Fund paid or accrued to EVD $199,673 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2018 amounted to $66,558 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2018, the Fund was informed that EVD received approximately $10,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended July 31, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $36,303,829 and $51,794,088, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	822,946	4,186,392
Issued to shareholders electing to receive payments of distributions in Fund shares	67,787	141,070
Redemptions	(1,730,469)	(7,891,006)

Net decrease	(839,736)	(3,563,544)

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	210,684	1,485,759
Issued to shareholders electing to receive payments of distributions in Fund shares	18,620	32,714
Redemptions	(559,628)	(1,417,974)

Net increase (decrease)	(330,324)	100,499

Class I	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	8,375,390	29,164,225
Issued to shareholders electing to receive payments of distributions in Fund shares	356,832	510,962
Redemptions	(8,413,702)	(11,399,214)

Net increase	318,520	18,275,973

13

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$51,461
		$51,461

Education — 6.4%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$567,595
Alabama Public School and College Authority, 5.00%, 5/1/24	500	577,810
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	268,565
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	231,552
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	658,626
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	160,685
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	788,718
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,139,570
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,007,090
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,155,940
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	454,100
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,130,870
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	845,422
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	280,903
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	481,187
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	265,597
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	510,691
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	440,675
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	625,288
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	641,863
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	581,805
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,276,308
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	772,958
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	429,404
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	239,699
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	317,775

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	$625	$736,375
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,133,210
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	250,367
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	300	356,424
New York Dormitory Authority, School Districts Revenue, 4.00%, 10/1/23	2,000	2,177,840
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	219,612
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	112,917
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	169,617
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	475,924
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	134,960
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	114,381
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	429,030
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 0.98%, 8/15/36(2)	5,000	5,000,000
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	291,205
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	870,997
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	863,505
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,146,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	280,783
University of California, 5.00%, 5/15/32	3,000	3,382,410
University of North Carolina at Chapel Hill, 1.802%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(3)	4,250	4,281,620
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,228,003
University of Washington, 5.00%, 4/1/25	2,500	2,928,225
Western Michigan University, 5.00%, 11/15/24	500	578,895
		$43,012,996

Electric Utilities — 4.5%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,142,460
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	574,455
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,145,510
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,168,650
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	282,225
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: TD Bank, N.A.), 0.53%, 7/1/34(2)	5,900	5,900,000

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	$100	$114,721
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	539,339
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	394,966
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	842,310
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	578,355
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,152,870
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.97%, 10/1/33(2)	5,000	5,000,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,478,448
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	573,320
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	136,998
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	348,573
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	294,917
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	547,760
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	281,400
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	280,285
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	279,178
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	345,549
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	459,492
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,283,128
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,711,095
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,138,280
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	1,500	1,692,825
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	284,302
		$29,971,411

Escrowed / Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$556,030
		$556,030

General Obligations — 31.7%
Addison, TX, 5.00%, 2/15/26	$270	$301,722
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	189,037
Anchorage, AK, 5.00%, 9/1/23	750	857,002
Anchorage, AK, 5.00%, 9/1/24	250	289,785
Anchorage, AK, 5.00%, 9/1/25	750	878,932

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/27	$780	$908,560
Arkansas, 5.00%, 10/1/23	3,045	3,489,387
Arkansas, 5.00%, 4/1/24	5,000	5,711,200
Arlington County, VA, 4.00%, 8/1/27	2,090	2,261,965
Avon, OH, 4.00%, 12/1/31	340	362,443
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,432,025
Belding Area Schools, MI, 5.00%, 5/1/28	250	289,755
Belding Area Schools, MI, 5.00%, 5/1/30	250	287,118
Boston, MA, 4.00%, 4/1/30	1,500	1,636,380
Brookline, MA, 4.00%, 3/1/30	185	199,017
Bryan County School District, GA, 4.00%, 8/1/32	515	550,241
Bryant School District No. 25, AR, 3.00%, 2/1/26	300	304,299
Burlington, VT, 5.00%, 11/1/23	350	394,972
Burlington, VT, 5.00%, 11/1/24	180	205,312
Burlington, VT, 5.00%, 11/1/25	400	461,024
Burlington, VT, 5.00%, 11/1/26	150	174,146
Burlington, VT, 5.00%, 11/1/27	225	259,963
Burlington, VT, 5.00%, 11/1/28	370	426,029
California, 4.00%, 9/1/26	750	848,242
California, 4.00%, 9/1/27	240	263,791
California, 4.00%, 9/1/28	150	163,955
California, 4.00%, 9/1/31	400	432,084
California, 5.00%, 8/1/24	1,500	1,755,900
California, 5.00%, 8/1/26	2,010	2,384,604
California, 5.00%, 8/1/32	1,590	1,863,941
California, 5.25%, 9/1/23	500	554,320
California, (LOC: Sumitomo Mitsui Banking Co.), 0.65%, 5/1/40(2)	5,000	5,000,000
Cambridge, MA, 5.00%, 2/15/26	1,350	1,608,079
Central Dauphin School District, PA, 5.00%, 2/1/29	500	579,880
Collin County, TX, 5.00%, 2/15/25	1,605	1,867,626
Colonial School District, PA, 5.00%, 2/15/29	100	116,038
Colonial School District, PA, 5.00%, 2/15/31	100	115,410
Colonial School District, PA, 5.00%, 2/15/32	100	115,271
Colonial School District, PA, 5.00%, 2/15/33	200	229,988
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,143,050
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,276,600
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,135,930
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	712,662
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,077,140
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	802,102

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Dallas, TX, 5.00%, 2/15/23	$5,000	$5,624,200
Dallas, TX, 5.00%, 2/15/31	3,715	4,104,183
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/31	400	463,864
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	500	575,555
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	284,303
Delaware, 5.00%, 2/1/29	1,000	1,212,070
Delaware, 5.00%, 2/1/32	1,150	1,376,665
Delaware County, OH, 4.00%, 12/1/27	150	163,407
Delaware County, OH, 4.00%, 12/1/28	255	274,444
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	379,393
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	272,330
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	689,548
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	382,372
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	81,956
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	190,482
Edgewood City School District, OH, 5.25%, 12/1/33	500	564,615
Edinburg, TX, 5.00%, 3/1/23	1,235	1,385,448
Edinburg, TX, 5.00%, 3/1/24	315	358,590
Edinburg, TX, 5.00%, 3/1/25	310	356,144
Fayette County School District, GA, 5.25%, 9/1/24	1,425	1,673,734
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,082,900
Flower Mound, TX, 4.00%, 3/1/32	390	414,629
Flower Mound, TX, 5.00%, 3/1/27	510	596,771
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	429,228
Georgia, 5.00%, 7/1/23	2,400	2,737,752
Georgia, 5.00%, 2/1/32	1,000	1,178,580
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	289,360
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	345	398,037
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	583,600
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	976,676
Hawaii, 4.00%, 10/1/32	2,400	2,570,760
Homewood, AL, 5.00%, 9/1/28	2,000	2,338,240
Homewood, AL, 5.00%, 9/1/29	2,000	2,328,760
Houston, TX, 5.00%, 3/1/23	3,000	3,379,410
Hudson City School District, OH, 4.00%, 12/1/30	500	533,210
Hudson City School District, OH, 4.00%, 12/1/31	400	425,132
Hudson City School District, OH, 4.00%, 12/1/32	350	370,493
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	367,962
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	371,919
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	609,828

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	$500	$551,945
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,122,060
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,740,289
King County, WA, 5.00%, 1/1/26	1,495	1,659,435
Lakeland, FL, 5.00%, 10/1/25	635	733,977
Lakeland, FL, 5.00%, 10/1/28	1,500	1,716,945
Lakeland, FL, 5.00%, 10/1/30	1,000	1,138,070
Lakewood, OH, 4.00%, 12/1/30	250	267,728
Laredo Community College District, TX, 5.00%, 8/1/23	165	186,166
Laredo Community College District, TX, 5.00%, 8/1/24	140	159,967
Laredo Community College District, TX, 5.00%, 8/1/25	110	126,790
Laredo Community College District, TX, 5.00%, 8/1/26	320	372,621
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	2,380	1,619,971
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	521,773
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,750,720
Little Rock School District, AR, 3.00%, 2/1/23	400	406,856
Massachusetts, 4.00%, 4/1/33	5,000	5,156,750
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	228,598
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	343,125
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,154,380
Miamisburg City School District, OH, 4.00%, 12/1/31	300	318,789
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	590,212
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	258,738
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	517,110
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	138,707
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	223,468
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	388,756
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	827,094
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,007,342
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	816,300
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	445	503,099
New York, 5.00%, 2/15/24	3,000	3,474,540

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York, NY, 5.00%, 8/1/25	$2,000	$2,344,360
North Royalton City School District, OH, 4.00%, 12/1/32	600	632,238
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,071,892
Olentangy Local School District, OH, 4.00%, 12/1/27	415	452,226
Oregon, 2.15%, 12/1/23	735	736,838
Oregon, 2.20%, 6/1/24	1,565	1,568,396
Oregon, 2.25%, 12/1/24	1,000	1,001,750
Oregon, 2.35%, 6/1/25	365	366,832
Oregon, 2.40%, 12/1/25	1,050	1,055,617
Oregon, 2.50%, 6/1/26	1,070	1,078,346
Oregon, 2.55%, 12/1/26	430	434,188
Oregon, 2.55%, 6/1/28	425	410,576
Oregon, 5.00%, 12/1/27	325	385,483
Oregon, (SPA: U.S. Bank, N.A.), 1.02%, 12/1/36(2)	5,000	5,000,000
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	784,200
Pasadena, TX, 4.00%, 2/15/28	500	537,775
Pasadena, TX, 4.00%, 2/15/29	250	267,188
Pasadena, TX, 4.00%, 2/15/30	500	531,305
Pasadena, TX, 4.00%, 2/15/31	750	793,748
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	817,525
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,160,810
Pennsylvania, 4.00%, 6/1/30	5,000	5,197,900
Pennsylvania, 4.00%, 6/15/31	235	244,724
Pennsylvania, 5.00%, 7/1/24	490	558,389
Peoria, IL, 5.00%, 1/1/27	500	556,875
Pflugerville, TX, 5.00%, 8/1/30	185	216,211
Pflugerville, TX, 5.00%, 8/1/31	245	285,067
Pflugerville, TX, 5.00%, 8/1/32	100	115,839
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,103,466
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,371,168
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,372,872
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	497,074
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	435,634
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	784,195
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,169,807
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	508,871
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	540,330

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	$485	$570,903
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	601,642
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	627,610
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	655,011
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	676,332
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,156,310
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,475,803
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,152,220
Romeo Community Schools, MI, 5.00%, 5/1/30	700	803,929
Romulus, MI, 4.00%, 11/1/31	250	266,335
Romulus, MI, 4.00%, 11/1/32	300	318,195
Romulus, MI, 4.00%, 11/1/33	250	263,830
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	570,040
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	2,004,170
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	805,132
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	267,695
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	432,848
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	322,446
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	214,042
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,294,620
South Texas College District, 5.00%, 8/15/30	1,295	1,457,743
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,271,941
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,171,290
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	577,810
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	870,372
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,009,264
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,172,870
Stamford, CT, 4.00%, 8/1/27	750	827,887
Sugar Land, TX, 5.00%, 2/15/26	555	650,593
Sun Valley, ID, 5.00%, 9/15/23	685	782,003
Sun Valley, ID, 5.00%, 9/15/24	720	835,265
Sun Valley, ID, 5.00%, 9/15/25	755	888,688

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Sun Valley, ID, 5.00%, 9/15/26	$695	$827,008
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	604,538
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	525,762
Trussville, AL, 5.00%, 10/1/31	250	279,708
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	559,766
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	579,566
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	593,036
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	616,808
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	440,887
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	471,801
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	502,429
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	360	420,516
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	563,124
Ventura County, CA, 2.50%, 7/1/19	5,000	5,046,250
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	710,190
Washington, 5.00%, 8/1/28	1,485	1,743,182
Washington, 5.00%, 8/1/29	1,500	1,753,710
Waupun School District, WI, 4.00%, 4/1/24	105	114,485
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	135,705
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	131,802
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	475	403,019
Webster Groves School District, MO, 4.00%, 3/1/28	1,050	1,149,771
West Chester Township, OH, 4.00%, 12/1/27	400	436,588
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,051,085
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	788,295
Williamson County, TX, 5.00%, 2/15/28	300	343,725
Wisconsin, 5.00%, 11/1/26	2,000	2,391,860
York County, PA, 5.00%, 6/1/27	1,225	1,407,108
		$211,312,076

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.7%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$512,030
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	287,398
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	105,741
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	877,717
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,087
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	415	429,807
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,288,960
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	500	574,530
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	303,934
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	299,567
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,647,900
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,330,375
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,359,080
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	822,375
Illinois Finance Authority, (Mercy Health Corp.), 5.00%, 12/1/29	590	657,826
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,214,675
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	458,472
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	576,430
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	574,840
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,118,670
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,114,780
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	570,400
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	300	353,856
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	196,488
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,120,440

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	$225	$241,805
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	167,961
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	286,930
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	285,260
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	283,603
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,276,780
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,701,795
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,259,840
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,116,640
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	678,758
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	623,524
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	578,740
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	569,970
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	566,580
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	236,863
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	330	370,250
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	574,475
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	545,550
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	548,922
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,131,980
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	554,035
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	560,425
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	225,758
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	300	342,426

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	$400	$460,780
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/26	500	579,490
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	583,910
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	580,315
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/30	500	577,195
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/31	380	436,308
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	586,135
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,161,780
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	889,904
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,167,480
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	823,284
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	819,455
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	604,297
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	810,775
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	114,502
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,138,330
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,130,290
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	2,220	2,333,731
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,340,272
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	131,314
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	602,549
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,122,020
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,117,090
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,113,590
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,110,100

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	$630	$714,395
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	695,874
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,153,640
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	279,460
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	155,102
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	249,995
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	343,272
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	584,225
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	710,869
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	333,447
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	562,600
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,896,498
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/30	1,625	1,846,439
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	62,467
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	402,696
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	389,793
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	462,696
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	350,719
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	572,685
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	454,848
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	453,652
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,819,739
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	461,148
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	674,953
		$84,534,356

Security	Principal Amount (000’s omitted)	Value

Housing — 2.7%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,947
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,021,860
New York City Housing Development Corp., NY, 1.95%, 11/1/23	785	762,368
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,099,000
New York City Housing Development Corp., NY, 2.35%, 11/1/25	665	656,674
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	933,159
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	957,419
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	776,166
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	415,756
New York City Housing Development Corp., NY, 3.10%, 11/1/32	1,000	981,850
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	163,220
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	173,121
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.10%, 11/1/24	125	123,479
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	287,117
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	222,615
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	198,174
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	222,997
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	138,739
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	108,688
New York Mortgage Agency, 1.75%, 4/1/24	250	243,515
New York Mortgage Agency, 1.95%, 10/1/25	450	433,566
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	112,784
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	492,936
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	926,118
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	945,990
Seattle Housing Authority, WA, 3.125%, 12/1/27	935	959,001
Tennessee Housing Development Agency, 2.05%, 1/1/22	245	245,240
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	251,235
Virginia Housing Development Authority, 1.70%, 5/1/22	845	836,187
Virginia Housing Development Authority, 1.85%, 5/1/23	820	811,144
Virginia Housing Development Authority, 1.95%, 11/1/23	295	292,227
Virginia Housing Development Authority, 2.25%, 5/1/25	170	169,364
Virginia Housing Development Authority, 2.40%, 5/1/26	420	419,110
Virginia Housing Development Authority, 2.55%, 5/1/27	730	722,627
Washington Housing Finance Commission, 2.05%, 6/1/24	310	306,460
Washington Housing Finance Commission, 2.25%, 6/1/25	355	352,323

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Washington Housing Finance Commission, 2.30%, 12/1/25	$130	$128,956
Washington Housing Finance Commission, 2.40%, 6/1/26	105	103,961
		$18,141,093

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$553,090
		$553,090

Insured – General Obligations — 2.1%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,296,961
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,685,780
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	639,567
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	291,487
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25	1,175	1,291,948
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26	1,250	1,377,162
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,137,320
New Britain, CT, (BAM), 5.00%, 3/1/23	165	184,412
New Britain, CT, (BAM), 5.00%, 3/1/24	200	226,670
New Britain, CT, (BAM), 5.00%, 3/1/25	135	154,918
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	385	435,489
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	350	403,578
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,827
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	260	303,849
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	280,313
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	498,571
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	206,733
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	353,600
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	447,908
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	366,405
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,874,783
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	746,380
		$14,209,661

Insured – Lease Revenue / Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,122,970
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,733,805
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	100	116,727

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	$500	$573,895
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,406,566
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	286,568
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	114,129
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	557,675
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	459,016
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	228,726
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	287,456
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	467,248
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	351,766
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	413,653
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	699,307
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	471,693
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	584,389
		$9,875,589

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$133,658
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	495,201
		$628,859

Insured – Transportation — 0.3%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$497,776
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	401,622
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	579,590
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	369,146
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	431,546
		$2,279,680

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$171,385
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	286,340
		$457,725

Lease Revenue / Certificates of Participation — 8.6%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,077,620
Broward County School Board, FL, 5.00%, 7/1/25	500	582,010

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Broward County School Board, FL, 5.00%, 7/1/27	$500	$584,155
Broward County School Board, FL, 5.00%, 7/1/29	500	577,200
Broward County School Board, FL, 5.00%, 7/1/30	400	458,704
Broward County School Board, FL, 5.00%, 7/1/31	600	685,782
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	566,105
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,437,087
Broward County School Board, FL, Series C, 5.00%, 7/1/23	2,500	2,830,525
Broward County School Board, FL, Series C, 5.00%, 7/1/24	2,000	2,299,340
California Public Works Board, 5.00%, 11/1/27	1,000	1,197,590
California Public Works Board, 5.00%, 11/1/28	1,000	1,192,630
California Public Works Board, 5.00%, 11/1/29	1,000	1,187,690
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	585,750
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	345,444
Colorado Department of Transportation, 5.00%, 6/15/30	350	402,434
Colorado Department of Transportation, 5.00%, 6/15/31	310	355,266
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,433,200
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,419,640
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	196,210
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	218,674
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	182,251
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	175,580
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	280,245
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	232,566
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	149,733
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	616,347
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	644,898
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	659,700
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	680,989
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	703,244
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	730,553
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	753,564
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	480,659
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,955,128
Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,687,342
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,701,639
Medina City School District, OH, 5.00%, 12/1/23	350	396,204
Medina City School District, OH, 5.00%, 12/1/24	400	458,452
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,623,182

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	$2,000	$2,291,940
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	969,621
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,154,500
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,156,370
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,405,825
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,205,126
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,497,574
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,021,201
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	569,890
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	990,029
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,101,724
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,152,002
South Dakota Building Authority, 5.00%, 6/1/26	500	588,770
South Dakota Building Authority, 5.00%, 6/1/27	635	723,938
South Dakota Building Authority, 5.00%, 6/1/28	210	241,775
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	228,914
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	667,290
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	569,005
		$57,280,826

Other Revenue — 4.1%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.664%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	$2,500	$2,504,125
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,146,300
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,141,130
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	676,488
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	172,236
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	180,248
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	176,054

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	$500	$575,010
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	568,725
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,455,344
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48(4)	8,500	9,033,970
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,264,145
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	575,915
Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,570,984
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,896,925
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,156,730
		$27,094,329

Senior Living / Life Care — 3.5%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	$1,500	$1,640,610
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,703
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	110,516
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	275,395
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	113,909
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	619,693
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,322,098
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,167,987
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	717,472
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	553,060
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	272,607
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	277,290
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	664,946

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	$500	$529,195
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	727,697
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	540,365
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	347,682
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	244,825
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	247,797
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	533,794
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	280,072
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	278,545
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	985,960
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	659,142
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	488,057
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	433,602
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	278,025
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	663,060
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	220,326
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	274,715
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	191,926
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	654,021
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	168,443
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	170,742
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	113,678
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	100	112,948
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	56,267

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	$125	$139,703
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	249,970
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	224,150
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	753,948
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	278,765
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	194,779
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	401,801
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	938,611
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	825,870
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	223,178
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	283,852
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	493,341
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	530,827
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	523,162
		$23,054,127

Special Tax Revenue — 4.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$115,438
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/23	1,000	1,125,070
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	880	1,002,514
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	289,299
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	129,657
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	150	170,948
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	342,180
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	340,893
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	100	113,133
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	569,805
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	566,540
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	527,175

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	$650	$756,333
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	300	343,134
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,181,440
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	588,770
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	291,980
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,211,304
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,054,638
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,106,750
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,035,273
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	844,713
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,316,400
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/23	250	267,698
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	507,783
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/27	500	541,505
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/28	350	378,647
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/29	720	772,726
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,076,552
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,340	1,521,503
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,400	1,605,002
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,400	2,834,664
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,171,410
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	114,575
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	159,354
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,165,160
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	284,583
		$28,424,549

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 10.3%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$269,565
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	285,335
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,012,820
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,868,382
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	115,691
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,165,260
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	168,873
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	168,498
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	560,415
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,118,350
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	556,395
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,435,162
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,593,389
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,167,000
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,162,960
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,976,785
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	228,760
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	571,900
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,156,910
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,362,550
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,451,581
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,714,777
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,144,350
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	756,697
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	736,212
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,914,066
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,541,550
E-470 Public Highway Authority, CO, 5.375%, 9/1/26	3,465	3,704,293
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	167,648
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	220,894
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	566,965
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,129,430
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	844,200
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	753,558

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Illinois Toll Highway Authority, 5.00%, 1/1/29	$175	$201,115
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	395,469
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	285,805
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	555,495
Maryland Department of Transportation, 4.00%, 2/1/29	5,000	5,312,750
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	571,100
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	578,260
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	583,500
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,176,200
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	455,135
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	145,114
New Jersey Turnpike Authority, 5.00%, 1/1/33	500	580,140
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	175,071
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	218,677
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	845,197
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	627,214
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	454,860
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/29	1,000	1,154,400
Port of Seattle, WA, 5.00%, 3/1/24	250	285,298
Port of Seattle, WA, 5.00%, 3/1/25	150	172,215
Port of Seattle, WA, 5.00%, 3/1/27	250	285,350
Port of Seattle, WA, 5.00%, 3/1/29	250	283,840
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	358,266
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,622,888
Texas Transportation Commission, 4.00% to 10/1/21 (Put Date), 4/1/26	1,860	1,972,865
Texas Transportation Commission, 5.00%, 4/1/33	50	56,816
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,933,552
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	796,460
		$68,674,273

Water and Sewer — 4.4%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$510,197
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	347,964
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	131,189
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	113,538
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	827,652
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	584,975
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	225,186
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	271,823
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	720,625

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Royal Bank of Canada), 0.53%, 7/1/35(2)	$5,000	$5,000,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	143,503
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	954,555
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	275,145
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	195,962
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	705,672
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	582,990
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	697,266
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.50%, 6/15/50(5)	5,000	5,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Royal Bank of Canada), 0.94%, 6/15/23(2)	5,000	5,000,000
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	649,776
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	723,298
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,164,740
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	597,987
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	393,996
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	482,481
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	574,290
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/33	1,000	1,138,890
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	143,000
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	110,699
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	241,492
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	580,700
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	629,128
		$29,718,719

Total Tax-Exempt Investments — 97.5% (identified cost $648,718,641)		$649,830,850

Other Assets, Less Liabilities — 2.5%		$16,867,541

Net Assets — 100.0%		$666,698,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	10.5%
Others, representing less than 10% individually	87.0%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.0% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(4)	When-issued security.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $648,718,641)	$649,830,850
Cash	18,853,118
Interest receivable	6,681,611
Receivable for investments sold	611,518
Receivable from affiliate	12,576
Total assets	$675,989,673

Liabilities
Payable for when-issued securities	$9,025,470
Payable to affiliates:
Investment adviser fee	181,333
Accrued expenses	84,479
Total liabilities	$9,291,282
Net Assets applicable to investors’ interest in Portfolio	$666,698,391

Sources of Net Assets
Investors’ capital	$665,586,182
Net unrealized appreciation	1,112,209
Total	$666,698,391

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Interest	$8,291,488
Total investment income	$8,291,488

Expenses
Investment adviser fee	$1,062,156
Trustees’ fees and expenses	14,623
Custodian fee	90,339
Legal and accounting services	28,117
Miscellaneous	9,197
Total expenses	$1,204,432
Deduct —
Allocation of expenses to affiliate	$42,699
Total expense reductions	$42,699

Net expenses	$1,161,733

Net investment income	$7,129,755

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,989,731)
Net realized loss	$(3,989,731)
Change in unrealized appreciation (depreciation) —
Investments	$2,828,793
Net change in unrealized appreciation (depreciation)	$2,828,793

Net realized and unrealized loss	$(1,160,938)

Net increase in net assets from operations	$5,968,817

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$7,129,755	$11,752,466
Net realized loss	(3,989,731)	(1,636,424)
Net change in unrealized appreciation (depreciation)	2,828,793	7,838,450
Net increase in net assets from operations	$5,968,817	$17,954,492
Capital transactions —
Contributions	$36,218,808	$211,735,515
Withdrawals	(51,921,254)	(55,926,844)
Portfolio transaction fee	132,196	432,365
Net increase (decrease) in net assets from capital transactions	$(15,570,250)	$156,241,036

Net increase (decrease) in net assets	$(9,601,433)	$174,195,528

Net Assets
At beginning of period	$676,299,824	$502,104,296
At end of period	$666,698,391	$676,299,824

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Financial Highlights

Ratios/Supplemental Data	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Period Ended January 31, 2017(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.35	%(3)	0.35%	0.35	%(3)
Net investment income	2.15	%(3)	2.01%	1.71	%(3)
Portfolio Turnover	40	%(4)	35%	30	%(4)

Total Return(2)	0.91	%(4)	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$666,698		$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2018, the year ended January 31, 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

30	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2018, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.9% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

31

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2018, the Portfolio’s investment adviser fee amounted to $1,062,156 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $42,699 of the Portfolio’s operating expenses for the six months ended July 31, 2018.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $276,709,877 and $255,186,992, respectively, for the six months ended July 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$648,715,459

Gross unrealized appreciation	$5,433,047
Gross unrealized depreciation	(4,317,656)

Net unrealized appreciation	$1,115,391

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

32

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$649,830,850	$—	$649,830,850

Total Investments	$—	$649,830,850	$—	$649,830,850

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in the Advisers’ tax-advantaged bond strategies and municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as

35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2018

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018